As filed with the U.S. Securities and Exchange Commission on May 7, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 28th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	August 31, 2021

Date of reporting period:	February 28, 2021

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 28, 2021

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  www.direxioninvestments.com

1.2X BULL FUND

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

1.25X BULL FUND	1.25X BEAR FUND
Direxion Monthly NASDAQ-100® Bull 1.25X Fund (DXNLX)	Direxion Monthly NASDAQ-100® Bear 1.25X Fund (DXNSX)
1.35X BULL FUND	1.35X BEAR FUND
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund (DXLTX)	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund (DXSTX)
2X BULL FUNDS	2X BEAR FUNDS
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Table of Contents

Letter to Shareholders	4
Expense Example	9
Allocation of Portfolio Holdings	11
Schedule of Investments	12
Statement of Assets and Liabilities	25
Statement of Operations	29
Statements of Changes in Net Assets	33
Financial Highlights	40
Notes to the Financial Statements	43
Supplemental Information	59
Board Review of Liquidity Risk Management Program	60
Trustees and Officers	61

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Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report for the Direxion Monthly Leveraged Mutual Funds (each a "Fund" and collectively the "Funds") covers the period from September 1, 2020 to February 28, 2021 (the "Semi-Annual Period").

Market Review:

Equity markets rallied early in the Semi-Annual Period on sanguine expectations for the reopening of the economy, after the COVID-19 pandemic forced widespread shutdowns of the global economy. Creeping uncertainty during that same time surrounding the upcoming U.S. Presidential Elections, coupled with a selloff in mega-cap technology stocks, were enough to offset the positive start, and earn the S&P 500 its first negative monthly return since March 2020. Worsening COVID-19 case counts in the U.S., on the heels of a resurgence of the virus in Europe, bore fears of a second wave, all while hopes of a vaccine began to materialize. In reflecting these two scenarios, equity markets ended down for October. The election of Joseph Biden as President of the United States generated sharp returns for domestic equity markets in November, which was in stark contrast to what was widely expected if a Democrat were to win the race. Hopes of an effective vaccine began to emerge in November as well. Emerging markets performed well during the fourth quarter of 2020, largely on the back of the U.S. Dollar's weakness. Equities were mixed amid higher volatility in the first few months of 2021 due to slower than expected vaccine rollout, frenzied retail trading, and further stimulus expectations.

Rising bond yields in February became a signal the economy was on the mend. The Federal Reserve kept the federal funds rate in the range 0.00-0.25, and pledged to continue to do so through 2023, in hopes fiscal stimulus plans and the development of vaccines will encourage economic growth. The continued low benchmark set by the Federal Reserve, put in place in March 2020, has also increased expectations of inflation. On balance with further dovish statements from the Federal Reserve, yields abated somewhat into the end of the Semi-Annual Period, as the global economy continued to navigate the prospects of a post-COVID-19 economy.

Factors Affecting Direxion Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's underlying index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the Funds' calendar month investment objective, the Funds' calendar month index returns are most important. The market conditions affecting the Funds' underlying indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120%, 125%, 135% or 200% (for the Bull Funds) or -125%, -135% or -200% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

Volatility and Compounding: A leveraged Fund's investment objective is to provide a multiple, or inverse multiple, of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a universal mathematical concept that applies to all leveraged investments – returns of the Funds over longer periods will differ from the Funds' calendar month stated investment objective. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets enhance a Fund's performance.

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR1 plus or minus a spread, and a Bear Fund receives LIBOR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing costs create a drag on a Bull Fund's performance. Because LIBOR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

1  London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION SEMI-ANNUAL REPORT

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to a Fund's use of leverage, significant purchase and redemption activity by Fund shareholders; or trading securities that are comparatively less liquid.

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 125%, 135%, 200%, -125%, -135% or -200% of the calendar month performance of a particular undelrying index. The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the underlying index, depending on the performance of the underlying index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the underlying index performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the underlying index performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage risk, the consequences of seeking calendar month leveraged investment results, for a Bear Fund, understand the risks of shorting, and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120%, 125%, 135% or 200% of the return of an underlying index, meaning the Bull Funds attempt to move in the same direction as the underlying index. The Funds with the word "Bear" in their name attempt to provide investment results that correlate to -125%, -135% or -200% of the return of an underlying index, meaning that Bear Funds attempt to move in the opposite or inverse direction of the underlying index.

In seeking to achieve each Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser") uses statistical and quantitative analysis to determine each Fund's investments and the techniques to employ. Rafferty relies upon a pre-determined model to determine the appropriate repositioning of each Fund's investments in accordance with its calendar month investment objective. Using this analysis, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's investment objective. In general, if a Fund is performing as designed, the return of the underling index will dictate the return for that Fund. Generally, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. Therefore, each Fund invests in some combination of financial instruments that provide economic exposure consistent with the Fund's investment objective. Financial instruments may include swap agreements, exchange-traded funds ("ETFs"), swaps on ETFs, futures contracts, forward contracts, reverse repurchase agreements, options, and other financial instruments. Each Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Fund's investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect monthly correlations with underlying investments or a Fund's other portfolio holdings, higher price volatility, lack of availability, counterparty risk,

DIREXION SEMI-ANNUAL REPORT

liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in, or shorting, securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

Each Fund may use a combination of swaps on its respective underlying index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the underlying index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that a Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlationwith the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund's return.

The discussion below relates to the performance of the Funds for their respective period. The Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular underlying index. The performance of the Funds for their respective period is important for understanding whether these Funds meet their investment objectives. A Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant underlying index for the period. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

The Direxion Monthly High Yield Bull 1.2X Fund seeks to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to an equal-weighted portfolio of three high-yield ETFs. The allocation to each U.S. High Yield Corporate Bond ETF is adjusted on a monthly basis. The index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. For the Semi-Annual Period, the Solactive High Yield Beta Index returned 4.94%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. The Direxion Monthly High Yield Bull 1.2X Fund returned  4.76%, while the model indicated an expected return of 5.93%.

The Direxion Monthly NASDAQ-100® Bull 1.25X Fund and the Direxion Monthly NASDAQ-100® Bear 1.25X Fund seek to provide 125% and -125% of the calendar month return of the NASDAQ-100® Index, respectively. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 6.98%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly NASDAQ-100® Bull 1.25X Fund returned 7.40%, while the model indicated an expected return of 8.50%. The Direxion Monthly NASDAQ-100® Bear 1.25X Fund returned -11.12%, while the model indicated an expected return of -10.57%.

The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund seek to provide 135% and -135% of the calendar month return of the ICE U.S. Treasury 25+ Year Bond Index, respectively. The ICE U.S. Treasury 25+ Year Bond Index is a market value weighted index that is designed to measure the performance of U.S. dollar-denominated, fixed-rate securities with minimum term to maturity greater than 25 years. Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a minimum term to maturity of greater than 25 years; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon. The index excludes zero-coupon STRIPS, inflation-linked note securities, floating-rate notes, cash management and treasury bills and any

DIREXION SEMI-ANNUAL REPORT

government agency debt that is issued with or without a government guarantee. For the Semi-Annual Period, the ICE U.S. Treasury 25+ Year Bond Index returned -11.86%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 25+ Year Treasury Bull 1.35X Fund returned -16.87%, while the model indicated an expected return of -15.82%. The Direxion Monthly 25+ Year Treasury Bear 1.35X Fund returned 16.47%, while the model indicated an expected return of 17.29%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund seeks to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market® based on market capitalization. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned 6.98%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned 11.09%, while the model indicated an expected return of 12.50%. Deviation from the model may be due to a combination of asset fluctuation, expenses, transaction costs, including swap contract related costs and underlying index volatility.

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. Standard & Poor's® selects the stocks comprising the S&P 500® Index on the basis of market capitalization, financial viability of the company and the public float, liquidity and price of a company's shares outstanding. The index is a float-adjusted, market capitalization-weighted index. For the Semi-Annual Period, the S&P 500® Index returned 9.74%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned 17.18%, while the model indicated an expected return of 18.73%. The Direxion Monthly S&P 500® Bear 2X Fund returned -21.46%, while the model indicated an expected return of -21.24%.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. For the Semi-Annual Period, the Russell 2000® Index returned 41.69%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned 91.11%, while the model indicated an expected return of 93.22%. The Direxion Monthly Small Cap Bear 2X Fund returned -58.27%, while the model indicated an expected return of -57.99%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the ICE U.S. Treasury 7-10 Year Bond Index, respectively. The ICE U.S. Treasury 7-10 Year Bond Index is a market value weighted index that includes publicly issued U.S. Treasury securities that have a remaining maturity of greater than seven years and less than or equal to ten years. Eligible securities must be fixed rate, denominated in U.S. Dollars, and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. Securities excluded from the index are zero-coupon STRIPS, inflation-linked securities, floating-rate notes, cash management and Treasury bills, and any government agency debt that is issued with or without a government guarantee. For Semi-Annual Period, the ICE U.S. Treasury 7-10 Year Bond Index returned -4.92%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned -9.74%, while the model indicated an expected return of -8.76%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned 8.20%, while the model indicated an expected return of 10.26%.

The Direxion Monthly Emerging Markets Bull 2X Fund seeks to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Market IndexSM is a free float-adjusted market capitalization weighted index that is designed to represent the performance of large- and mid-capitalization securities across emerging markets countries.

DIREXION SEMI-ANNUAL REPORT

For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned 21.89%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned 45.22%, while the model indicated an expected return of 46.79%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Patrick Rudnick
Principal Executive Officer Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 800.851.0511, or visit www.direxion.com.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 800.851.0511 or visit www.direxion.com. The prospectus should be read carefully before investing.

Investing in the Direxion Funds may be more volatile than investing in broadly diversifed funds. The use of leverage by a Fund increases the risk to the Fund. The Direxion Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking monthly leveraged, or monthly inverse leveraged, investment results and intend to actively monitor and manage their investment. The Direxion Funds are not designed to track their respective underlying indices over a period of time longer than one calendar month.

An investment in each Fund involves risk, including the possible loss of principal. Each Fund is non-diversifed and includes risks associated with concentration which results from a Fund's investment in a particular industry, sector, or geographic region, which can result in increased volatility. The use of derivatives such as futures contracts and swaps are subject to market risks that may cause their price to fluctuate over time. Each Fund does not attempt to, and should not be expected to, provide returns which are a multiple, or inverse multiple, of the return of its underlying index for periods other than a full calendar month. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2021

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2020 – February 28, 2021).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example (Unaudited)

February 28, 2021

	Annualized Expense Ratio	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period*
Direxion Monthly High Yield Bull 1.2X Fund
Based on actual fund return	1.35%	$1,000.00	$1,047.60	$6.85
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Based on actual fund return	1.15%	1,000.00	1,074.00	5.91
Based on hypothetical 5% return	1.15%	1,000.00	1,019.09	5.76
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Based on actual fund return	1.15%	1,000.00	888.80	5.39
Based on hypothetical 5% return	1.15%	1,000.00	1,019.09	5.76
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Based on actual fund return	1.10%	1,000.00	831.30	4.99
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Based on actual fund return	1.10%	1,000.00	1,164.70	5.90
Based on hypothetical 5% return	1.10%	1,000.00	1,019.34	5.51
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.37%	1,000.00	1,110.90	7.17
Based on hypothetical 5% return	1.37%	1,000.00	1,018.00	6.85
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,171.80	7.27
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	785.40	5.98
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,911.10	9.74
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	417.30	4.74
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	902.60	6.37
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	1,082.00	6.97
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,452.20	8.21
Based on hypothetical 5% return	1.35%	1,000.00	1,018.10	6.76

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2020 to February 28, 2021), then divided by 365.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings (Unaudited)

February 28, 2021

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly High Yield Bull 1.2X Fund	20%	80%	0%**	100%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	99%	0%**	1%	100%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	101%	—	(1)%	100%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	103%	—	(3)%	100%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	100%	—	0%**	100%
Direxion Monthly NASDAQ-100® Bull 2X Fund	89%	11%	0%**	100%
Direxion Monthly S&P 500® Bull 2X Fund	99%	7%	(6)%	100%
Direxion Monthly S&P 500® Bear 2X Fund	106%	—	(6)%	100%
Direxion Monthly Small Cap Bull 2X Fund	101%	6%	(7)%	100%
Direxion Monthly Small Cap Bear 2X Fund	96%	—	4%	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	63%	40%	(3)%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	96%	—	4%	100%
Direxion Monthly Emerging Markets Bull 2X Fund	105%	6%	(11)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
302,925	iShares iBoxx $ High Yield Corporate Bond ETF (a)	$26,184,837
242,094	SPDR® Barclays High Yield Bond ETF (a)	26,184,887
	TOTAL INVESTMENT COMPANIES (Cost $50,175,146)	$52,369,724
SHORT TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%
3,960,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$3,960,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,960,000)	$3,960,000
	TOTAL INVESTMENTS (Cost $54,135,146) - 86.1%	$56,329,724
	Other Assets in Excess of Liabilities - 13.9%	9,121,868
	TOTAL NET ASSETS - 100.0%	$65,451,592

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,960,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1.111% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	266,920	$26,216,355	$8,640

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 0.1%
90	Invesco QQQ Trust Series 1 (a)	$28,273
	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$28,273
SHORT TERM INVESTMENTS - 15.5%
Money Market Funds - 15.5%
3,310,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$3,310,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,310,000)	$3,310,000
	TOTAL INVESTMENTS (Cost $3,327,146) - 15.6%	$3,338,273
	Other Assets in Excess of Liabilities - 84.4%	18,059,608
	TOTAL NET ASSETS - 100.0%	$21,397,881

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,310,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	0.4611% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/26/2021	551	$6,579,436	$539,768
Total return of NASDAQ-100® Index	0.7610% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	1,515	19,840,072	(282,802)
					$26,419,508	$256,966

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 4.3%
Money Market Funds - 4.3%
8,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$8,000
	TOTAL SHORT TERM INVESTMENTS (Cost $8,000)	$8,000
	TOTAL INVESTMENTS (Cost $8,000) - 4.3%	$8,000
	Other Assets in Excess of Liabilities - 95.7%	177,349
	TOTAL NET ASSETS - 100.0%	$185,349

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2021.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2111% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/9/2021	15	$191,239	$(2,537)
0.2610% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Credit Suisse International	12/10/2021	121	39,032	1,027
					$230,271	$(1,510)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 188.0%
Money Market Funds - 188.0%
1,590,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$1,590,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,590,000)	$1,590,000
	TOTAL INVESTMENTS (Cost $1,590,000) - 188.0%	$1,590,000
	Liabilities in Excess of Other Assets - (88.0)%	(744,227)
	TOTAL NET ASSETS - 100.0%	$845,773

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2021.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,590,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	0.8110% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	9,418	$1,166,877	$(24,956)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
230,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$230,000
	TOTAL SHORT TERM INVESTMENTS (Cost $230,000)	$230,000
	TOTAL INVESTMENTS (Cost $230,000) - 4.4%	$230,000
	Other Assets in Excess of Liabilities - 95.6%	5,052,762
	TOTAL NET ASSETS - 100.0%	$5,282,762

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2021.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $230,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
(0.1124)% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/10/2021	56,805	$6,864,764	$(24,847)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 11.3%
139,420	Invesco QQQ Trust Series 1 (a)	$43,797,399
	TOTAL INVESTMENT COMPANIES (Cost $25,512,337)	$43,797,399
SHORT TERM INVESTMENTS - 27.1%
Money Market Funds - 27.1%
105,044,199	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$105,044,199
	TOTAL SHORT TERM INVESTMENTS (Cost $105,044,199)	$105,044,199
	TOTAL INVESTMENTS (Cost $130,556,536) - 38.4%	$148,841,598
	Other Assets in Excess of Liabilities - 61.6%	239,010,752
	TOTAL NET ASSETS - 100.0%	$387,852,350

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,044,199.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NASDAQ-100® Index	0.4611% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	16,961	$211,454,992	$7,587,437
Total return of NASDAQ-100® Index	0.7610% representing 1 month LIBOR rate + spread	Credit Suisse International	12/9/2021	26,666	358,332,191	(14,050,342)
Total return of NASDAQ-100® Index	0.5110% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	13,078	161,704,762	7,184,034
					$731,491,945	$721,129

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 6.7%
21,000	iShares Core S&P 500 ETF (a)	$8,017,170
	TOTAL INVESTMENT COMPANIES (Cost $6,011,109)	$8,017,170
SHORT TERM INVESTMENTS - 23.9%
Money Market Funds - 23.9%
28,510,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$28,510,000
	TOTAL SHORT TERM INVESTMENTS (Cost $28,510,000)	$28,510,000
	TOTAL INVESTMENTS (Cost $34,521,109) - 30.6%	$36,527,170
	Other Assets in Excess of Liabilities - 69.4%	82,979,912
	TOTAL NET ASSETS - 100.0%	$119,507,082

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,510,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	0.6410% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	60,625	$238,041,518	$(6,898,232)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.5%
Money Market Funds - 28.5%
2,280,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$2,280,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,280,000)	$2,280,000
	TOTAL INVESTMENTS (Cost $2,280,000) - 28.5%	$2,280,000
	Other Assets in Excess of Liabilities - 71.5%	5,722,665
	TOTAL NET ASSETS - 100.0%	$8,002,665

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2021.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,280,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4110% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/10/2021	4,200	$15,588,552	$(448,237)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 5.9%
6,500	iShares Russell 2000 ETF (a)	$1,419,015
	TOTAL INVESTMENT COMPANIES (Cost $959,243)	$1,419,015
SHORT TERM INVESTMENTS - 26.3%
Money Market Funds - 26.3%
6,360,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$6,360,000
	TOTAL SHORT TERM INVESTMENTS (Cost $6,360,000)	$6,360,000
	TOTAL INVESTMENTS (Cost $7,319,243) - 32.2%	$7,779,015
	Other Assets in Excess of Liabilities - 67.8%	16,358,968
	TOTAL NET ASSETS - 100.0%	$24,137,983

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,360,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	0.0541% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	21,293	$48,569,515	$(1,688,914)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.4%
Money Market Funds - 24.4%
5,640,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$5,640,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,640,000)	$5,640,000
	TOTAL INVESTMENTS (Cost $5,640,000) - 24.4%	$5,640,000
	Other Assets in Excess of Liabilities - 75.6%	17,451,677
	TOTAL NET ASSETS - 100.0%	$23,091,677

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2021.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,640,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2610% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/10/2021	20,985	$47,068,105	$869,090

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 40.0%
100,000	iShares 7-10 Year Treasury Bond ETF (a)	$11,576,000
	TOTAL INVESTMENT COMPANIES (Cost $11,298,400)	$11,576,000
SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
8,510,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$8,510,000
	TOTAL SHORT TERM INVESTMENTS (Cost $8,510,000)	$8,510,000
	TOTAL INVESTMENTS (Cost $19,808,400) - 69.4%	$20,086,000
	Other Assets in Excess of Liabilities - 30.6%	8,848,453
	TOTAL NET ASSETS - 100.0%	$28,934,453

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,510,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.7210% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	400,012	$47,054,132	$(758,407)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.6%
Money Market Funds - 27.6%
410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (a)(b)	$410,000
	TOTAL SHORT TERM INVESTMENTS (Cost $410,000)	$410,000
	TOTAL INVESTMENTS (Cost $410,000) - 27.6%	$410,000
	Other Assets in Excess of Liabilities - 72.4%	1,077,899
	TOTAL NET ASSETS - 100.0%	$1,487,899

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at February 28, 2021.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $410,000.

Short Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2410% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/10/2021	25,709	$3,043,237	$66,441

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 5.8%
12,000	iShares MSCI Emerging Markets ETF (a)	$644,760
	TOTAL INVESTMENT COMPANIES (Cost $468,108)	$644,760
SHORT TERM INVESTMENTS - 49.8%
Money Market Funds - 49.8%
5,510,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 0.01% (b)(c)	$5,510,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,510,000)	$5,510,000
	TOTAL INVESTMENTS (Cost $5,978,108) - 55.6%	$6,154,760
	Other Assets in Excess of Liabilities - 44.4%	4,908,322
	TOTAL NET ASSETS - 100.0%	$11,063,082

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)  Represents annualized seven-day yield at February 28, 2021.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,510,000.

Long Total Return Swap Contracts (Unaudited)

February 28, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	0.3010% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2021	399,872	$22,747,416	$(1,265,838)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2021

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Assets:
Investments, at fair value (Note 2)	$56,329,724	$3,338,273	$8,000
Cash equivalents	9,623,114	14,861,619	158,361
Receivable for Fund shares sold	59,365	3,481,295	5,000
Due from Adviser, net (Note 4)	—	—	2,451
Due from broker for swap contracts	1,286	118	—
Receivable for Investment securities sold	50,614	—	—
Unrealized appreciation on swap contracts	8,640	539,768	1,027
Dividends and interest receivable	176	222	292
Prepaid expenses and other assets	17,579	17,840	18,404
Total Assets	66,090,498	22,239,135	193,535
Liabilities:
Payable for Fund shares redeemed	211,056	11,692	—
Investment securities purchased	53,253	—	—
Due to broker for swap contracts	329	20,101	—
Deposits from broker for swap contracts	260,000	500,000	—
Unrealized depreciation on swap contracts	—	282,802	2,537
Due to Adviser, net (Note 4)	48,768	6,518	—
Accrued distribution expenses	15,316	3,830	39
Accrued expenses and other liabilities	50,184	16,311	5,610
Total Liabilities	638,906	841,254	8,186
Net Assets	$65,451,592	$21,397,881	$185,349
Net Assets Consist of:
Capital stock	$86,046,118	$21,202,215	$3,668,840
Total distributable earnings (loss)	(20,594,526)	195,666	(3,483,491)
Net Assets	$65,451,592	$21,397,881	$185,349
Calculation of Net Asset Value Per Share:
Net assets	$65,451,592	$21,397,881	$185,349
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	3,109,428	410,046	47,658
Net asset value, redemption price and offering price per share	$21.0494	$52.1841	$3.8891
Cost of Investments	$54,135,146	$3,327,146	$8,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2021

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$1,590,000	$230,000	$148,841,598
Cash equivalents	3,633,137	938,037	252,986,819
Receivable for Fund shares sold	—	4,142,908	2,128,786
Due from Adviser, net (Note 4)	3,219	3,455	—
Unrealized appreciation on swap contracts	—	—	14,771,471
Dividends and interest receivable	32	15	3,935
Prepaid expenses and other assets	13,514	13,014	36,548
Total Assets	5,239,902	5,327,429	418,769,157
Liabilities:
Payable for Fund shares redeemed	4,079,436	—	9,504,381
Due to broker for swap contracts	267,365	—	538,568
Deposits from broker for swap contracts	—	—	6,220,000
Unrealized depreciation on swap contracts	24,956	24,847	14,050,342
Due to Adviser, net (Note 4)	—	—	274,089
Accrued distribution expenses	624	268	85,804
Accrued expenses and other liabilities	21,748	19,552	243,623
Total Liabilities	4,394,129	44,667	30,916,807
Net Assets	$845,773	$5,282,762	$387,852,350
Net Assets Consist of:
Capital stock	$2,554,068	$13,654,447	$205,095,934
Total distributable earnings (loss)	(1,708,295)	(8,371,685)	182,756,416
Net Assets	$845,773	$5,282,762	$387,852,350
Calculation of Net Asset Value Per Share:
Net assets	$845,773	$5,282,762	$387,852,350
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	36,261	441,948	6,791,749
Net asset value, redemption price and offering price per share	$23.3246	$11.9534	$57.1064
Cost of Investments	$1,590,000	$230,000	$130,556,536

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2021

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Assets:
Investments, at fair value (Note 2)	$36,527,170	$2,280,000	$7,779,015	$5,640,000
Cash equivalents	87,006,491	6,194,418	18,093,532	13,278,956
Receivable for Fund shares sold	3,137,910	17,003	348,948	5,911,160
Unrealized appreciation on swap contracts	—	—	—	869,090
Dividends and interest receivable	1,159	89	241	89
Prepaid expenses and other assets	35,998	24,545	24,338	25,599
Total Assets	126,708,728	8,516,055	26,246,074	25,724,894
Liabilities:
Payable for Fund shares redeemed	144,956	—	388,331	1,712,077
Due to broker for swap contracts	—	52,807	—	93,304
Deposits from broker for swap contracts	—	—	—	810,000
Unrealized depreciation on swap contracts	6,898,232	448,237	1,688,914	—
Due to Adviser, net (Note 4)	73,791	832	11,682	3,476
Accrued distribution expenses	23,102	1,533	4,695	1,991
Accrued expenses and other liabilities	61,565	9,981	14,469	12,369
Total Liabilities	7,201,646	513,390	2,108,091	2,633,217
Net Assets	$119,507,082	$8,002,665	$24,137,983	$23,091,677
Net Assets Consist of:
Capital stock	$100,642,539	$65,193,654	$22,022,391	$72,863,555
Total distributable earnings (loss)	18,864,543	(57,190,989)	2,115,592	(49,771,878)
Net Assets	$119,507,082	$8,002,665	$24,137,983	$23,091,677
Calculation of Net Asset Value Per Share:
Net assets	$119,507,082	$8,002,665	$24,137,983	$23,091,677
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,806,230	1,642,144	221,978	5,904,607
Net asset value, redemption price and offering price per share	$42.5863	$4.8733	$108.7404	$3.9108
Cost of Investments	$34,521,109	$2,280,000	$7,319,243	$5,640,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities (Unaudited)

February 28, 2021

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$20,086,000	$410,000	$6,154,760
Cash equivalents	9,631,196	1,022,381	6,109,641
Receivable for Fund shares sold	59,831	—	113,023
Due from Adviser, net (Note 4)	—	3,097	—
Unrealized appreciation on swap contracts	—	66,441	—
Dividends and interest receivable	139	15	131
Prepaid expenses and other assets	16,325	6,384	11,952
Total Assets	29,793,491	1,508,318	12,389,507
Liabilities:
Payable for Fund shares redeemed	1,853	—	28,749
Due to broker for swap contracts	40,696	—	6,276
Unrealized depreciation on swap contracts	758,407	—	1,265,838
Due to Adviser, net (Note 4)	13,282	—	5,358
Accrued distribution expenses	5,081	285	2,612
Accrued expenses and other liabilities	39,719	20,134	17,592
Total Liabilities	859,038	20,419	1,326,425
Net Assets	$28,934,453	$1,487,899	$11,063,082
Net Assets Consist of:
Capital stock	$31,607,355	$22,176,455	$54,829,628
Total distributable loss	(2,672,902)	(20,688,556)	(43,766,546)
Net Assets	$28,934,453	$1,487,899	$11,063,082
Calculation of Net Asset Value Per Share:
Net assets	$28,934,453	$1,487,899	$11,063,082
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	784,995	66,585	159,944
Net asset value, redemption price and offering price per share	$36.8594	$22.3459	$69.1685
Cost of Investments	$19,808,400	$410,000	$5,978,108

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2021

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Investment Income:
Dividend income	$1,174,623	$85	$—
Interest income	2,568	2,862	31
Total investment income	1,177,191	2,947	31
Expenses:
Investment advisory fees (Note 4)	266,380	71,738	895
Distribution expenses (Note 4)	88,793	23,913	298
Accounting fees	37,724	10,176	127
Professional fees	24,830	10,828	5,034
State registration fees	14,992	12,168	11,485
Report to shareholders	9,384	2,778	36
Management service fees (Note 4)	8,916	2,401	30
Trustees' fees	8,334	2,462	32
Administration fees	5,015	1,348	17
Insurance fees	3,543	1,035	13
Licensing fees	3,273	5,739	72
Interest expense	58	271	—
Miscellaneous expense	35	7	10
Other	7,011	2,070	27
Total expenses	478,288	146,934	18,076
Recoupment of expenses to Adviser (Note 4)	5,941	—	—
Less: Reimbursement of expenses from Adviser (Note 4)	(4,688)	(36,665)	(16,704)
Net expenses	479,541	110,269	1,372
Net investment income (loss)	697,650	(107,322)	(1,341)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(151,709)	—	—
Swap contracts	1,038,404	3,461,052	(69,129)
	886,695	3,461,052	(69,129)
Change in net unrealized appreciation (depreciation) on:
Investments	800,128	1,734	—
Swap contracts	(86,627)	(646,004)	46,216
	713,501	(644,270)	46,216
Net realized and unrealized gain (loss)	1,600,196	2,816,782	(22,913)
Net increase (decrease) in net assets resulting from operations	$2,297,846	$2,709,460	$(24,254)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2021

	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Investment Income:
Dividend income	$—	$—	$132,389
Interest income	814	152	47,189
Total investment income	814	152	179,578
Expenses:
Investment advisory fees (Note 4)	20,384	4,132	1,460,274
State registration fees	13,468	11,649	40,207
Licensing fees	10,799	10,799	77,882
Professional fees	6,796	5,273	113,331
Distribution expenses (Note 4)	6,795	1,377	486,758
Accounting fees	2,892	586	206,938
Report to shareholders	867	149	51,169
Trustees' fees	771	132	45,450
Management service fees (Note 4)	682	138	48,866
Administration fees	385	77	27,431
Insurance fees	325	55	19,318
Miscellaneous expense	38	—	220
Interest expense	—	—	30,249
Other	648	111	38,236
Total expenses	64,850	34,478	2,646,329
Recoupment of expenses to Adviser (Note 4)	—	—	17,410
Less: Reimbursement of expenses from Adviser (Note 4)	(34,953)	(28,418)	(4,997)
Net expenses	29,897	6,060	2,658,742
Net investment loss	(29,083)	(5,908)	(2,479,164)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(710,220)	115,875	214,578,072
	(710,220)	115,875	214,578,072
Change in net unrealized appreciation (depreciation) on:
Investments	—	—	2,683,675
Swap contracts	225,036	(42,935)	(181,843,063)
	225,036	(42,935)	(179,159,388)
Net realized and unrealized gain (loss)	(485,184)	72,940	35,418,684
Net increase (decrease) in net assets resulting from operations	$(514,267)	$67,032	$32,939,520

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2021

	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund
Investment Income:
Dividend income	$65,436	$—	$7,533	$—
Interest income	12,849	1,327	1,906	1,059
Total investment income	78,285	1,327	9,439	1,059
Expenses:
Investment advisory fees (Note 4)	375,073	32,672	59,959	28,544
Distribution expenses (Note 4)	125,024	10,891	19,986	9,515
Accounting fees	53,156	4,637	8,490	4,058
Professional fees	32,597	7,661	8,988	6,781
State registration fees	21,142	16,814	15,226	15,481
Report to shareholders	13,046	1,278	1,903	860
Management service fees (Note 4)	12,551	1,094	2,006	955
Trustees' fees	11,591	1,134	1,690	764
Licensing fees	10,003	7,439	5,596	2,664
Administration fees	7,043	616	1,120	535
Insurance fees	4,924	479	718	326
Interest expense	677	8	113	35
Miscellaneous expense	53	18	5	8
Other	9,751	954	1,421	643
Total expenses	676,631	85,695	127,221	71,169
Recoupment of expenses to Adviser (Note 4)	3,834	—	—	—
Less: Reimbursement of expenses from Adviser (Note 4)	(4,657)	(26,877)	(19,183)	(19,755)
Net expenses	675,808	58,818	108,038	51,414
Net investment loss	(597,523)	(57,491)	(98,599)	(50,355)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	24,354,539	(1,691,620)	10,785,672	(4,814,072)
	24,354,539	(1,691,620)	10,785,672	(4,814,072)
Change in net unrealized appreciation (depreciation) on:
Investments	651,000	—	408,720	—
Swap contracts	(7,968,775)	(321,971)	(1,378,318)	806,434
	(7,317,775)	(321,971)	(969,598)	806,434
Net realized and unrealized gain (loss)	17,036,764	(2,013,591)	9,816,074	(4,007,638)
Net increase (decrease) in net assets resulting from operations	$16,439,241	$(2,071,082)	$9,717,475	$(4,057,993)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations (Unaudited)

For the Six Months Ended February 28, 2021

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund
Investment Income:
Dividend income	$47,305	$—	$6,226
Interest income	3,346	193	922
Total investment income	50,651	193	7,148
Expenses:
Investment advisory fees (Note 4)	131,655	5,408	32,708
Distribution expenses (Note 4)	43,885	1,803	10,903
Accounting fees	18,695	767	4,630
Professional fees	16,874	5,377	6,997
State registration fees	12,268	10,550	10,914
Licensing fees	10,917	10,798	9,917
Report to shareholders	5,640	197	961
Trustees' fees	4,999	175	855
Management service fees (Note 4)	4,408	181	1,094
Administration fees	2,486	102	610
Insurance fees	2,096	75	366
Miscellaneous expense	92	2	0
Interest expense	12	—	62
Other	4,203	148	720
Total expenses	258,230	35,583	80,737
Less: Reimbursement of expenses from Adviser (Note 4)	(21,238)	(25,849)	(21,801)
Net expenses	236,992	9,734	58,936
Net investment loss	(186,341)	(9,541)	(51,788)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swap contracts	(1,963,085)	74,211	4,409,578
	(1,963,085)	74,211	4,409,578
Change in net unrealized appreciation (depreciation) on:
Investments	(575,000)	—	110,280
Swap contracts	(558,220)	56,920	(1,282,804)
	(1,133,220)	56,920	(1,172,524)
Net realized and unrealized gain (loss)	(3,096,305)	131,131	3,237,054
Net increase (decrease) in net assets resulting from operations	$(3,282,646)	$121,590	$3,185,266

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly High Yield Bull 1.2X Fund		Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$697,650	$1,980,088	$(107,322)	$(42,520)
Net realized gain (loss)	886,695	(2,312,131)	3,461,052	9,887,133
Change in net unrealized appreciation (depreciation)	713,501	(598,369)	(644,270)	810,847
Net increase (decrease) in net assets resulting from operations	2,297,846	(930,412)	2,709,460	10,655,460
Distributions to shareholders:
Net distributions to shareholders	(733,024)	(2,009,990)	(1,489,592)	(55,690)
Total distributions	(733,024)	(2,009,990)	(1,489,592)	(55,690)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(10,213,692)	(58,005,093)	5,997,133	(13,732,438)
Total increase (decrease) in net assets	(8,648,870)	(60,945,495)	7,217,001	(3,132,668)
Net assets:
Beginning of year/period	74,100,462	135,045,957	14,180,880	17,313,548
End of year/period	$65,451,592	$74,100,462	$21,397,881	$14,180,880

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly High Yield Bull 1.2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	25,720,968	$527,040,333	68,456,182	$1,445,442,469
Shares issued in reinvestment of distributions	32,012	668,765	86,554	1,833,506
Shares redeemed	(26,285,778)	(537,922,790)	(71,035,226)	(1,505,281,068)
Net decrease	(532,798)	$(10,213,692)	(2,492,490)	$(58,005,093)
	Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	2,347,241	$119,149,133	8,184,837	$303,418,691
Shares issued in reinvestment of distributions	30,005	1,489,592	1,534	55,690
Shares redeemed	(2,236,825)	(114,641,592)	(8,449,883)	(317,206,819)
Net increase (decrease)	140,421	$5,997,133	(263,512)	$(13,732,438)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund		Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(1,341)	$(11,214)	$(29,083)	$(31,784)
Net realized gain (loss)	(69,129)	(910,007)	(710,220)	2,010,292
Change in net unrealized appreciation (depreciation)	46,216	(41,792)	225,036	(259,242)
Net increase (decrease) in net assets resulting from operations	(24,254)	(963,013)	(514,267)	1,719,266
Distributions to shareholders:
Net distributions to shareholders	(282)	(7,586)	(58,653)	(184,372)
Total distributions	(282)	(7,586)	(58,653)	(184,372)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(51,892)	1,043,073	(6,430,578)	1,391,577
Total increase (decrease) in net assets	(76,428)	72,474	(7,003,498)	2,926,471
Net assets:
Beginning of year/period	261,777	189,303	7,849,271	4,922,800
End of year/period	$185,349	$261,777	$845,773	$7,849,271

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	170,763	$709,704	3,580,684	$26,187,862
Shares issued in reinvestment of distributions	68	282	1,010	7,586
Shares redeemed	(182,907)	(761,878)	(3,542,668)	(25,152,375)
Net increase (decrease)	(12,076)	$(51,892)	39,026	$1,043,073
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	3,359,478	$91,373,774	9,033,783	$247,128,805
Shares issued in reinvestment of distributions	2,186	58,653	8,079	184,372
Shares redeemed	(3,598,500)	(97,863,005)	(8,955,880)	(245,921,600)
Net increase (decrease)	(236,836)	$(6,430,578)	85,982	$1,391,577

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(5,908)	$(4,981)	$(2,479,164)	$(1,803,355)
Net realized gain	115,875	598,836	214,578,072	41,730,315
Change in net unrealized appreciation (depreciation)	(42,935)	17,446	(179,159,388)	187,387,192
Net increase in net assets resulting from operations	67,032	611,301	32,939,520	227,314,152
Distributions to shareholders:
Net distributions to shareholders	—	(78,803)	(41,497,965)	(1,418,006)
Total distributions	—	(78,803)	(41,497,965)	(1,418,006)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	3,127,249	1,432,839	(31,161,693)	20,144,775
Total increase (decrease) in net assets	3,194,281	1,965,337	(39,720,138)	246,040,921
Net assets:
Beginning of year/period	2,088,481	123,144	427,572,488	181,531,567
End of year/period	$5,282,762	$2,088,481	$387,852,350	$427,572,488

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	1,789,643	$19,831,911	9,165,161	$106,373,401
Shares issued in reinvestment of distributions	—	—	5,870	78,803
Shares redeemed	(1,551,196)	(16,704,662)	(8,977,212)	(105,019,365)
Net increase	238,447	$3,127,249	193,819	$1,432,839
	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	7,099,027	$396,402,452	20,441,280	$678,714,837
Shares issued in reinvestment of distributions	780,527	41,179,977	42,766	1,396,680
Shares redeemed	(8,548,600)	(468,744,122)	(20,291,846)	(659,966,742)
Net increase (decrease)	(669,046)	$(31,161,693)	192,200	$20,144,775

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(597,523)	$(150,362)	$(57,491)	$(50,069)
Net realized gain (loss)	24,354,539	12,283,334	(1,691,620)	(7,727,261)
Change in net unrealized appreciation (depreciation)	(7,317,775)	4,860,294	(321,971)	517,968
Net increase (decrease) in net assets resulting from operations	16,439,241	16,993,266	(2,071,082)	(7,259,362)
Distributions to shareholders:
Net distributions to shareholders	(1,789,361)	(741,896)	—	(82,634)
Total distributions	(1,789,361)	(741,896)	—	(82,634)
Capital share transactions:
Net increase in net assets resulting from net change capital share transactions(a)	11,437,869	16,570,115	305,874	6,196,936
Total increase (decrease) in net assets	26,087,749	32,821,485	(1,765,208)	(1,145,060)
Net assets:
Beginning of year/period	93,419,333	60,597,848	9,767,873	10,912,933
End of year/period	$119,507,082	$93,419,333	$8,002,665	$9,767,873

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	3,273,179	$126,491,531	9,817,265	$286,386,413
Shares issued in reinvestment of distributions	45,175	1,780,830	22,008	739,929
Shares redeemed	(3,036,794)	(116,834,492)	(9,522,689)	(270,556,227)
Net increase	281,560	$11,437,869	316,584	$16,570,115
	Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	2,802,221	$16,392,852	6,761,246	$70,166,834
Shares issued in reinvestment of distributions	—	—	9,030	81,397
Shares redeemed	(2,734,300)	(16,086,978)	(6,213,150)	(64,051,295)
Net increase	67,921	$305,874	557,126	$6,196,936

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(98,599)	$(29,853)	$(50,355)	$(32,157)
Net realized gain (loss)	10,785,672	(180,463)	(4,814,072)	(2,109,854)
Change in net unrealized appreciation (depreciation)	(969,598)	820,498	806,434	363,029
Net increase (decrease) in net assets resulting from operations	9,717,475	610,182	(4,057,993)	(1,778,982)
Distributions to shareholders:
Net distributions to shareholders	—	(156,475)	—	(60,612)
Total distributions	—	(156,475)	—	(60,612)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	458,734	(139,329)	22,802,427	(3,410,359)
Total increase (decrease) in net assets	10,176,209	314,378	18,744,434	(5,249,953)
Net assets:
Beginning of year/period	13,961,774	13,647,396	4,347,243	9,597,196
End of year/period	$24,137,983	$13,961,774	$23,091,677	$4,347,243

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	397,854	$33,389,092	1,405,158	$76,050,145
Shares issued in reinvestment of distributions	—	—	2,144	156,083
Shares redeemed	(421,249)	(32,930,358)	(1,391,744)	(76,345,557)
Net increase (decrease)	(23,395)	$458,734	15,558	$(139,329)
	Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	17,169,520	$104,458,846	6,125,101	$86,871,293
Shares issued in reinvestment of distributions	—	—	5,381	59,731
Shares redeemed	(11,728,819)	(81,656,419)	(6,372,621)	(90,341,383)
Net increase (decrease)	5,440,701	$22,802,427	(242,139)	$(3,410,359)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(186,341)	$(226,741)	$(9,541)	$(4,619)
Net realized gain (loss)	(1,963,085)	3,478,828	74,211	(314,646)
Change in net unrealized appreciation (depreciation)	(1,133,220)	(69,508)	56,920	77,121
Net increase (decrease) in net assets resulting from operations	(3,282,646)	3,182,579	121,590	(242,144)
Distributions to shareholders:
Net distributions to shareholders	(859,289)	(1,616,984)	—	(23,719)
Total distributions	(859,289)	(1,616,984)	—	(23,719)
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(16,568,591)	907,192	28,880	(728,224)
Total increase (decrease) in net assets	(20,710,526)	2,472,787	150,470	(994,087)
Net assets:
Beginning of year/period	49,644,979	47,172,192	1,337,429	2,331,516
End of year/period	$28,934,453	$49,644,979	$1,487,899	$1,337,429

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	1,924,140	$76,739,204	5,442,172	$219,255,871
Shares issued in reinvestment of distributions	21,477	856,209	44,702	1,608,081
Shares redeemed	(2,338,627)	(94,164,004)	(5,465,659)	(219,956,760)
Net increase (decrease)	(393,010)	$(16,568,591)	21,215	$907,192
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	290,408	$6,071,386	816,503	$18,400,260
Shares issued in reinvestment of distributions	—	—	928	23,457
Shares redeemed	(288,581)	(6,042,506)	(848,474)	(19,151,941)
Net increase (decrease)	1,827	$28,880	(31,043)	$(728,224)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$(51,788)	$33,500
Net realized gain (loss)	4,409,578	(1,213,575)
Change in net unrealized appreciation (depreciation)	(1,172,524)	295,709
Net increase (decrease) in net assets resulting from operations	3,185,266	(884,366)
Distributions to shareholders:
Net distributions to shareholders	—	(102,873)
Total distributions	—	(102,873)
Capital share transactions:
Net increase in net assets resulting from net change capital share transactions(a)	2,256,734	3,338,645
Total increase in net assets	5,442,000	2,351,406
Net assets:
Beginning of year/period	5,621,082	3,269,676
End of year/period	$11,063,082	$5,621,082

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold	514,904	$33,043,319	2,443,060	$113,075,198
Shares issued in reinvestment of distributions	—	—	1,518	80,902
Shares redeemed	(472,979)	(30,786,585)	(2,407,077)	(109,817,455)
Net increase	41,925	$2,256,734	37,501	$3,338,645

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2021

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly High Yield Bull 1.2X Fund
Six Months Ended February 28, 2021 (Unaudited)	$20.3448	$0.2033	$0.2033	$0.7593	$0.9626	$(0.2580)	$—	$—	$(0.2580)	$21.0494	4.76%	$65,452	1.35%	1.35%	1.96%	1.35%	1.35%	1.96%	766%
Year ended August 31, 2020	22.0134	0.6235	0.6237	(0.8951)	(0.2716)	(1.3765)	—	(0.0205)	(1.3970)	20.3448	-0.66%	74,100	1.38%	1.35%	2.93%	1.38%	1.35%	2.93%	1,713%
Year ended August 31, 2019	23.5163	0.9793	0.9824	(0.1176)	0.8617	(2.2150)	—	(0.1496)	(2.3646)	22.0134	4.44%	135,046	1.40%	1.37%	4.39%	1.38%	1.35%	4.41%	1,488%
Year ended August 31, 2018	24.1461	0.6932	0.6936	(0.2775)	0.4157	(0.9561)	(0.0894)		(1.0455)	23.5163	1.79%	305,351	1.33%	1.33%	2.93%	1.33%	1.33%	2.93%	1,218%
Year ended August 31, 2017	23.3157	0.7368	0.7381	1.0980	1.8348	(0.7613)	(0.2431)	—	(1.0044)	24.1461	8.08%	359,677	1.36%	1.36%	3.08%	1.35%	1.35%	3.09%	362%
February 17, 2016[9] to August 31, 2016	20.0000	0.3135	0.3142	3.3260	3.6395	(0.3238)	—	—	(0.3238)	23.3157	18.29%	224,464	1.36%	1.35%	2.64%	1.35%	1.34%	2.65%	165%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Six Months Ended February 28, 2021 (Unaudited)	52.5948	(0.2855)	(0.2847)	3.9693	3.6838	—	(4.0945)	—	(4.0945)	52.1841	7.40%	21,398	1.53%	1.15%	(1.12)%	1.53%	1.15%	(1.12)%	0%
Year ended August 31, 2020	32.4749	(0.1129)	(0.0921)	22.5010	22.3881	(2.2682)	—	—	(2.2682)	52.5948	72.08%	14,181	1.67%	1.20%	(0.29)%	1.62%	1.15%	(0.24)%	6,825%
Year ended August 31, 2019	33.1531	0.3204	0.3284	(0.8901)	(0.5697)	(0.1085)	—	—	(0.1085)	32.4749	-1.67%	17,314	1.62%	1.18%	1.03%	1.59%	1.15%	1.06%	0%
Year ended August 31, 2018	28.5477	0.0854	0.0941	8.8391	8.9245	—	(4.3191)	—	(4.3191)	33.1531	33.39%	2,295	1.52%	1.18%	0.27%	1.49%	1.15%	0.30%	0%
Year ended August 31, 2017	21.6640	(0.1380)	(0.1354)	7.0217	6.8837	—	—	—	—	28.5477	31.77%	34,193	1.16%	1.14%	(0.57)%	1.15%	1.13%	(0.56)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0091)	(0.0088)	1.6731	1.6640	—	—	—	—	21.6640	8.32%	58	1.15%	1.13%	(0.11)%	1.15%	1.13%	(0.11)%	0%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Six Months Ended February 28, 2021 (Unaudited)	4.3824	(0.0238)	(0.0238)	(0.4632)	(0.4870)	(0.0063)	—	—	(0.0063)	3.8891	-11.12%	185	15.15%	1.15%	(1.12)%	15.15%	1.15%	(1.12)%	0%
Year ended August 31, 2020	9.1415	(0.0445)	(0.0401)	(4.1472)	(4.1917)	(0.5674)	—	—	(0.5674)	4.3824	-48.44%	262	3.14%	1.21%	(0.59)%	3.08%	1.15%	(0.53)%	0%
Year ended August 31, 2019	9.5499	0.1148	0.1197	(0.5232)	(0.4084)	—	—	—	—	9.1415	-4.28%	189	2.49%	1.19%	1.00%	2.45%	1.15%	1.04%	0%
Year ended August 31, 2018	13.2141	0.0094	0.0094	(3.6736)	(3.6642)	—	—	—	—	9.5499	-27.73%	300	12.28%	1.15%	0.09%	12.28%	1.15%	0.09%	0%
Year ended August 31, 2017	18.0798	(0.0683)	(0.0683)	(4.7974)	(4.8657)	—	—	—	—	13.2141	-26.91%	176	1.15%	1.15%	(0.46)%	1.15%	1.15%	(0.46)%	0%
March 31, 2016[9] to August 31, 2016	20.0000	(0.0671)	(0.0671)	(1.8531)	(1.9202)	—	—	—	—	18.0798	-9.60%	48	1.15%	1.08%	(0.81)%	1.15%	1.08%	(0.81)%	0%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Six Months Ended February 28, 2021 (Unaudited)	28.7417	(0.1409)	(0.1409)	(4.6238)	(4.7647)	(0.6524)	—	—	(0.6524)	23.3246	-16.87%	846	2.39%	1.10%	(1.07)%	2.39%	1.10%	(1.07)%	0%
Year ended August 31, 2020	26.3090	(0.1019)	(0.1011)	3.5503	3.4484	(1.0157)	—	—	(1.0157)	28.7417	14.11%	7,849	2.09%	1.10%	(0.36)%	2.09%	1.10%	(0.36)%	0%
Year ended August 31, 2019	20.0607	0.2233	0.2243	6.0540	6.2773	(0.0290)	—	—	(0.0290)	26.3090	31.34%	4,923	1.81%	1.11%	1.10%	1.80%	1.10%	1.11%	0%
Year ended August 31, 2018	21.5922	0.0317	0.0320	(1.5335)	(1.5018)	—	(0.0297)	—	(0.0297)	20.0607	-6.97%	4,895	1.48%	1.10%	0.15%	1.48%	1.10%	0.15%	0%
Year ended August 31, 2017	23.7349	(0.0879)	(0.0877)	(2.0548)	(2.1427)	—	—	—	—	21.5922	-9.03%	19,839	1.10%	1.06%	(0.45)%	1.10%	1.06%	(0.45)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1101)	(0.1099)	3.8450	3.7349	—	—	—	—	23.7349	18.67%	2,450	1.10%	0.88%	(0.65)%	1.10%	0.88%	(0.65)%	0%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Six Months Ended February 28, 2021 (Unaudited)	10.2628	(0.0572)	(0.0572)	1.7478	1.6906	—	—	—	—	11.9534	16.47%	5,283	6.26%	1.10%	(1.07)%	6.26%	1.10%	(1.07)%	0%
Year ended August 31, 2020	12.7189	(0.0310)	(0.0310)	(2.0795)	(2.1105)	(0.3456)	—	—	(0.3456)	10.2628	-17.23%	2,088	4.43%	1.10%	(0.27)%	4.43%	1.10%	(0.27)%	0%
Year ended August 31, 2019	17.7896	0.1946	0.1946	(5.2653)	(5.0707)	—	—	—	—	12.7189	-28.50%	123	2.20%	1.10%	1.12%	2.20%	1.10%	1.12%	0%
Year ended August 31, 2018	17.0779	0.0415	0.0418	0.6702	0.7117	—	—	—	—	17.7896	4.17%	234	1.97%	1.10%	0.23%	1.97%	1.10%	0.23%	0%
Year ended August 31, 2017	16.7805	(0.1069)	(0.1068)	0.4043	0.2974	—	—	—	—	17.0779	1.77%	539	1.10%	0.99%	(0.54)%	1.10%	0.99%	(0.54)%	0%
November 2, 2015[9] to August 31, 2016	20.0000	(0.1119)	(0.1119)	(3.1076)	(3.2195)	—	—	—	—	16.7805	-16.10%	14,685	1.10%	0.97%	(0.75)%	1.10%	0.97%	(0.75)%	0%
Direxion Monthly NASDAQ-100® Bull 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	57.3092	(0.3528)	(0.3485)	6.2082	5.8554	—	(6.0582)	—	(6.0582)	57.1064	11.09%	387,852	1.36%	1.37%	(1.28)%	1.34%	1.35%	(1.26)%	0%
Year ended August 31, 2020	24.9700	(0.2361)	(0.2205)	32.7351	32.4990	(0.1598)	—	—	(0.1598)	57.3092	130.64%	427,572	1.42%	1.40%	(0.71)%	1.37%	1.35%	(0.66)%	124%
Year ended August 31, 2019	29.6100	0.1400	0.2200	(2.3400)	(2.2000)	—	(2.4400)	—	(2.4400)	24.9700	-6.42%	181,532	1.69%	1.66%	0.59%	1.38%	1.35%	0.90%	0%
Year ended August 31, 2018	19.9200	(0.0400)	0.0100	10.9500	10.9100	—	(1.2200)	—	(1.2200)	29.6100	57.13%	290,584	1.57%	1.55%	(0.16)%	1.37%	1.35%	0.04%	0%
Year ended August 31, 2017	12.8900	(0.1200)	(0.1100)	7.1500	7.0300	—	—	—	—	19.9200	54.55%	164,097	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	10.9200	(0.1400)	(0.1400)	2.4000	2.2600	—	(0.2900)	—	(0.2900)	12.8900	20.90%	126,200	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2021

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly S&P 500® Bull 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	$37.0026	$(0.2314)	$(0.2311)	$6.5293	$6.2979	$—	$(0.7142)	$—	$(0.7142)	$42.5863	17.18%	$119,507	1.35%	1.35%	(1.19)%	1.35%	1.35%	(1.19)%	0%
Year ended August 31, 2020	27.4400	(0.0608)	(0.0555)	9.9095	9.8487	(0.2861)	—	—	(0.2861)	37.0026	36.00%	93,419	1.42%	1.37%	(0.21)%	1.40%	1.35%	(0.19)%	221%
Year ended August 31, 2019	31.6400	0.1800	0.2600	(1.3400)	(1.1600)	(0.0000)[10]	(3.0400)	—	(3.0400)	27.4400	-2.70%	60,598	1.68%	1.64%	0.65%	1.39%	1.35%	0.94%	0%
Year ended August 31, 2018	24.9400	0.0000[10]	0.0100	8.6000	8.6000	—	(1.9000)	—	(1.9000)	31.6400	35.87%	115,024	1.41%	1.39%	0.01%	1.37%	1.35%	0.05%	0%
Year ended August 31, 2017	19.1300	(0.1700)	(0.1600)	5.9800	5.8100	—	—	—	—	24.9400	30.33%	72,601	1.36%	1.36%	(0.79)%	1.35%	1.35%	(0.78)%	0%
Year ended August 31, 2016	16.5700	(0.2400)	(0.0700)	3.6700	3.4300	—	(0.8700)	—	(0.8700)	19.1300	21.43%	63,602	1.54%	1.54%	(1.56)%	1.35%	1.35%	(1.37)%	0%
Direxion Monthly S&P 500® Bear 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	6.2049	(0.0370)	(0.0370)	(1.2946)	(1.3316)	—	—	—	—	4.8733	-21.46%	8,003	1.97%	1.35%	(1.32)%	1.97%	1.35%	(1.32)%	0%
Year ended August 31, 2020	10.7300	(0.0413)	(0.0408)	(4.3918)	(4.4331)	(0.0920)	—	—	(0.0920)	6.2049	-41.58%	9,768	1.81%	1.36%	(0.45)%	1.80%	1.35%	(0.44)%	0%
Year ended August 31, 2019	11.8300	0.1100	0.1200	(1.2100)	(1.1000)	—	—	—	—	10.7300	-9.30%	10,913	1.94%	1.37%	0.95%	1.92%	1.35%	0.97%	0%
Year ended August 31, 2018	16.8600	0.0000[10]	0.0000[10]	(5.0300)	(5.0300)	—	—	—	—	11.8300	-29.83%	6,117	1.92%	1.35%	0.03%	1.92%	1.35%	0.03%	0%
Year ended August 31, 2017	22.9500	(0.1500)	(0.1500)	(5.9400)	(6.0900)	—	—	—	—	16.8600	-26.54%	20,832	1.35%	1.35%	(0.77)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.9100	(0.3200)	(0.3200)	(7.6400)	(7.9600)	—	—	—	—	22.9500	-25.75%	10,081	1.35%	1.35%	(1.16)%	1.35%	1.35%	(1.16)%	0%
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	56.9002	(0.4937)	(0.4932)	52.3339	51.8402	—	—	—	—	108.7404	91.11%	24,138	1.59%	1.35%	(1.23)%	1.59%	1.35%	(1.23)%	0%
Year ended August 31, 2020	59.3800	(0.1257)	(0.1100)	(1.7271)	(1.8528)	(0.6270)	—	—	(0.6270)	56.9002	-3.35%	13,962	1.66%	1.38%	(0.22)%	1.63%	1.35%	(0.19)%	172%
Year ended August 31, 2019	97.0400	0.6100	0.6700	(31.5200)	(30.9100)	(0.0700)	(6.6800)	—	(6.7500)	59.3800	-32.04%	13,647	1.65%	1.43%	0.86%	1.57%	1.35%	0.94%	0%
Year ended August 31, 2018	64.7700	0.0400	0.0600	32.2300	32.2700	—	—	—	—	97.0400	49.82%	25,160	1.58%	1.37%	0.05%	1.56%	1.35%	0.07%	0%
Year ended August 31, 2017	51.0500	(0.4800)	(0.4800)	14.2000	13.7200	—	—	—	—	64.7700	26.88%	16,316	1.36%	1.36%	(0.81)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	45.3800	(0.4900)	(0.4900)	6.1600	5.6700	—	—	—	—	51.0500	12.49%	13,216	1.35%	1.34%	(1.14)%	1.35%	1.34%	(1.14)%	0%
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	9.3710	(0.0413)	(0.0413)	(5.4189)	(5.4602)	—	—	—	—	3.9108	-58.27%	23,092	1.87%	1.35%	(1.32)%	1.87%	1.35%	(1.32)%	0%
Year ended August 31, 2020	13.5900	(0.0569)	(0.0545)	(3.9990)	(4.0559)	(0.1631)	—	—	(0.1631)	9.3710	-30.03%	4,347	1.94%	1.37%	(0.42)%	1.92%	1.35%	(0.40)%	0%
Year ended August 31, 2019	11.5700	0.1100	0.1100	1.9100	2.0200	—	—	—	—	13.5900	17.46%	9,597	1.92%	1.39%	0.76%	1.88%	1.35%	0.80%	0%
Year ended August 31, 2018	18.4100	0.0100	0.0100	(6.8500)	(6.8400)	—	—	—	—	11.5700	-37.15%	4,295	2.06%	1.35%	0.04%	2.06%	1.35%	0.04%	0%
Year ended August 31, 2017	26.0900	(0.1700)	(0.1700)	(7.5100)	(7.6800)	—	—	—	—	18.4100	-29.44%	5,772	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	34.4700	(0.3800)	(0.3800)	(8.0000)	(8.3800)	—	—	—	—	26.0900	-24.31%	7,115	1.35%	1.35%	(1.15)%	1.35%	1.35%	(1.15)%	0%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	42.1433	(0.2145)	(0.2145)	(3.7933)	(4.0078)	—	(1.2761)	—	(1.2761)	36.8594	-9.74%	28,934	1.47%	1.35%	(1.06)%	1.47%	1.35%	(1.06)%	0%
Year ended August 31, 2020	40.7800	(0.2072)	(0.2050)	4.7203	4.5131	(0.4677)	(2.6821)	—	(3.1498)	42.1433	12.49%	49,645	1.49%	1.36%	(0.51)%	1.48%	1.35%	(0.50)%	74%
Year ended August 31, 2019	32.9200	0.3000	0.3100	7.5600	7.8600	—	—	—	—	40.7800	23.88%	47,172	1.56%	1.39%	0.83%	1.52%	1.35%	0.87%	0%
Year ended August 31, 2018	36.0200	(0.0100)	(0.0100)	(3.0900)	(3.1000)	—	—	—	—	32.9200	-8.61%	9,232	1.85%	1.35%	(0.04)%	1.85%	1.35%	(0.04)%	0%
Year ended August 31, 2017	38.1800	(0.2900)	(0.2900)	(1.8700)	(2.1600)	—	—	—	—	36.0200	-5.66%	15,142	1.35%	1.35%	(0.82)%	1.35%	1.35%	(0.82)%	0%
Year ended August 31, 2016	34.3600	(0.4200)	(0.4200)	4.2400	3.8200	—	—	—	—	38.1800	11.12%	22,500	1.35%	1.35%	(1.17)%	1.35%	1.35%	(1.17)%	0%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	20.6527	(0.1380)	(0.1380)	1.8312	1.6932	—	—	—	—	22.3459	8.20%	1,488	4.93%	1.35%	(1.32)%	4.93%	1.35%	(1.32)%	0%
Year ended August 31, 2020	24.3400	(0.0606)	(0.0606)	(3.3051)	(3.3657)	(0.3216)	—	—	(0.3216)	20.6527	-14.07%	1,337	4.34%	1.35%	(0.26)%	4.34%	1.35%	(0.26)%	0%
Year ended August 31, 2019	30.5600	0.2600	0.2600	(6.4800)	(6.2200)	—	—	—	—	24.3400	-20.35%	2,332	3.54%	1.35%	0.89%	3.54%	1.35%	0.89%	0%
Year ended August 31, 2018	28.3400	(0.0200)	(0.0200)	2.2400	2.2200	—	—	—	—	30.5600	7.83%	2,975	2.30%	1.35%	(0.07)%	2.30%	1.35%	(0.07)%	0%
Year ended August 31, 2017	27.9900	(0.2400)	(0.2400)	0.5900	0.3500	—	—	—	—	28.3400	1.25%	5,120	1.35%	1.35%	(0.80)%	1.35%	1.35%	(0.80)%	0%
Year ended August 31, 2016	33.0100	(0.3700)	(0.3700)	(4.6500)	(5.0200)	—	—	—	—	27.9900	-15.21%	4,819	1.35%	1.35%	(1.19)%	1.35%	1.35%	(1.19)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 28, 2021

													RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (,000)	Total Expenses[2]	Net Expenses[2,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Total Expenses[3]	Net Expenses[3,6]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 28, 2021 (Unaudited)	$47.6286	$(0.3631)	$(0.3627)	$21.9030	$21.5399	$—	$—	$—	$—	$69.1685	45.22%	$11,063	1.85%	1.35%	(1.19)%	1.85%	1.35%	(1.19)%	0%
Year ended August 31, 2020	40.6100	0.2913	0.2979	7.1545	7.4458	(0.4272)	—	—	(0.4272)	47.6286	18.22%	5,621	2.31%	1.36%	0.66%	2.30%	1.35%	0.67%	1,983%
Year ended August 31, 2019	48.8800	0.4100	0.4200	(8.6800)	(8.2700)	—	—	—	—	40.6100	-16.92%	3,270	2.15%	1.37%	0.90%	2.13%	1.35%	0.92%	0%
Year ended August 31, 2018	53.5000	(0.0100)	—	(4.6100)	(4.6200)	—	—	—	—	48.8800	-8.64%	5,351	1.88%	1.36%	(0.01)%	1.87%	1.35%	—	0%
Year ended August 31, 2017	35.7300	(0.3200)	(0.3200)	18.0900	17.7700	—	—	—	—	53.5000	49.73%	9,900	1.36%	1.36%	(0.78)%	1.35%	1.35%	(0.77)%	0%
Year ended August 31, 2016	30.7900	(0.3500)	(0.3500)	5.2900	4.9400	—	—	—	—	35.7300	16.04%	9,117	1.35%	1.35%	(1.14)%	1.35%	1.35%	(1.14)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  Includes interest expense and extraordinary expense which is comprised of excise tax expense.

3  Excludes interest expense and extraordinary expense which is comprised of excise tax expense.

4  Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, futures and swaps for the period.

5  Total return is calculated assuming an intial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

  The total return would have been lower if certain expenses had not been reimbursed by the investment adviser.

6  Net expenses include effects of any reimbursement or recoupment.

7  For periods less than one year, these ratios are annualized.

8  Portfolio turnover is not annualized and does not include effects of turnover of the swap or future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

9  Commencement of operations.

10  Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2021

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 14 series, of which 13 are included in this report: Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, and Direxion Monthly Emerging Markets Bull 2X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 13 Funds included in this report offer only Investor Class shares.

Rafferty Asset Management, LLC (the "Adviser") has registered as a commodity pool operator ("CPO") and the Funds are considered commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.

The Funds' investment objectives are to seek monthly investment results, before fees and expenses that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	NASDAQ-100® Index	125%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund		-125%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	ICE U.S. Treasury 25+ Year Bond Index	135%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund		-135%
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund	S&P 500® Index	200%
Direxion Monthly S&P 500® Bear 2X Fund		-200%
Direxion Monthly Small Cap Bull 2X Fund	Russell 2000® Index	200%
Direxion Monthly Small Cap Bear 2X Fund		-200%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	ICE U.S. Treasury 7-10 Year Bond Index	200%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund		-200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

DIREXION SEMI-ANNUAL REPORT

a) Cash Equivalents – The Funds consider investments in the U.S Bank Money Market Deposit Account, a U.S. dollar-denominated deposit account offered through U.S. Bank, to be cash equivalents. The Funds are exposed to the credit risk of U.S. Bank through these holdings of cash equivalents. These cash equivalents are presented on the Statements of Assets and Liabilities as "Cash equivalents" and were classified as Level 1 assets as of February 28, 2021.

b) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion High Yield Bull 1.2X Fund, Direxion Monthly 25+ Year Treasury Bull 1.35X Fund, Direxion Monthly 25+ Year Treasury Bear 1.35X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds ("ETFs") and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less are valued using the amortized cost method. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date.

Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities

DIREXION SEMI-ANNUAL REPORT

less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

Accounting Standards Update No. 2013-01 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2021, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 28, 2021 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$539,768	$—	$500,000	$39,768	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—	—	—	2,537	—	2,537[1]	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	7,587,437	—	6,220,000	1,367,437	—	—	—	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$8,640	$—	$8,640[1]	$—	$—	$—	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—	—	—	282,802	—	282,802[1]	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	1,027	—	—	1,027	—	—	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	—	—	24,956	—	24,956[1]	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	—	—	24,847	—	24,847[1]	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	—	—	14,050,342	—	14,050,342[1]	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	6,898,232	—	—	6,898,232
Direxion Monthly S&P 500® Bear 2X Fund	—	—	—	—	448,237	—	448,237[1]	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	1,688,914	—	1,688,914[1]	—

DIREXION SEMI-ANNUAL REPORT

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly Small Cap Bear 2X Fund	$869,090	$—	$810,000	$59,090	$—	$—	$—	$—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	758,407	—	758,407[1]	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	66,441	—	—	66,441	—	—	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	1,265,838	—	1,265,838[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: UBS Securities LLC

		Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 2X Fund	$7,184,034	$—	$—	$7,184,034	$—	$—	$—	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Risks of Futures Contracts and Options on Futures Contracts – The risks inherent in the use of futures contracts and options on futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the

DIREXION SEMI-ANNUAL REPORT

counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts and options on futures contracts. The Funds were not invested in any options on futures contracts during the six months ended February 28, 2021.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Investments in Other Investment Companies – A Fund may invest in another ETF or mutual fund collectively defined as "investment companies". As a result, Fund shareholders indirectly bear the Fund's proportionate share of fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with the Fund's own operations. These costs are disclosed in the Fund's prospectus as Acquired Fund Fees and Expenses. Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made in the Funds' financial statements.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2021 and year ended August 31, 2020 were as follows:

	Six Months Ended February 28, 2021 (Unaudited)			Year Ended August 31, 2020
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly High Yield Bull 1.2X Fund	$733,024	$—	$—	$1,980,088	$—	$29,902
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1,489,592	—	—	55,690	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	282	—	—	7,586	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	58,653	—	—	184,372	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	—	78,803	—	—

DIREXION SEMI-ANNUAL REPORT

	Six Months Ended February 28, 2021 (Unaudited)			Year Ended August 31, 2020
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Monthly NASDAQ-100® Bull 2X Fund	$41,497,965	$—	$—	$1,418,006	$—	$—
Direxion Monthly S&P 500® Bull 2X Fund	1,789,361	—	—	741,896	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	—	—	82,634	—	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	156,475	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	60,612	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	859,289	—	—	1,616,984	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	—	23,719	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	102,873	—	—

As of August 31, 2020, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Net unrealized appreciation/(depreciation)	$(1,733,175)	$912,267	$(93,077)	$(1,135,375)
Undistributed ordinary income (loss)	—	1,489,591	—	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	1,489,591	—	—
Other accumulated earnings (losses)	(20,426,173)	(3,426,060)	(3,365,878)	—
Total accumulated earnings (losses)	$(22,159,348)	$(1,024,202)	$(3,458,955)	$(1,135,375)
	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Net unrealized appreciation/(depreciation)	$(124,981)	$191,314,861	$2,425,313	$(3,487,643)
Undistributed ordinary income (loss)	—	—	1,789,350	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	—	1,789,350	—
Other accumulated earnings (losses)	(8,313,736)	—	—	(51,632,264)
Total accumulated earnings (losses)	$(8,438,717)	$191,314,861	$4,214,663	$(55,119,907)
	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Net unrealized appreciation/(depreciation)	$(361,897)	$(5,887,425)	$609,747	$(278,115)
Undistributed ordinary income (loss)	—	—	859,286	—
Undistributed capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	—	859,286	—
Other accumulated earnings (losses)	(7,239,986)	(39,826,460)	—	(20,532,031)
Total accumulated earnings (losses)	$(7,601,883)	$(45,713,885)	$1,469,033	$(20,810,146)

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund
Net unrealized appreciation/(depreciation)	$13,726
Undistributed ordinary income (loss)	—
Undistributed capital gain (loss)	—
Total distributable earnings (losses)	—
Other accumulated earnings (losses)	(46,965,538)
Total accumulated earnings (losses)	$(46,951,812)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and qualified late year loss deferrals.

The cost basis for investments for federal income tax purposes as of February 28, 2021 was as follows:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Tax cost of investments	$54,135,146	$3,327,146	$8,000
Gross unrealized appreciation	2,194,578	11,127	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$2,194,578	$11,127	$—
	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund
Tax cost of investments	$1,590,000	$230,000	$130,556,536
Gross unrealized appreciation	—	—	18,285,062
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$18,285,062
	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund
Tax cost of investments	$34,521,109	$2,280,000	$7,319,243
Gross unrealized appreciation	2,006,061	—	459,772
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$2,006,061	$—	$459,772
	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Tax cost of investments	$5,640,000	$19,808,400	$410,000
Gross unrealized appreciation	—	277,600	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$277,600	$—

Direxion Monthly Emerging Markets Bull 2X Fund
Tax cost of investments	$5,978,108
Gross unrealized appreciation	176,652
Gross unrealized depreciation	—
Net unrealized appreciation/(depreciation)	$176,652

DIREXION SEMI-ANNUAL REPORT

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2020. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2020.

At August 31, 2020, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly High Yield Bull 1.2X Fund	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	10,345	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	4,981	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bear 2X Fund	50,069	—
Direxion Monthly Small Cap Bull 2X Fund	29,853	—
Direxion Monthly Small Cap Bear 2X Fund	32,157	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	4,619	—
Direxion Monthly Emerging Markets Bull 2X Fund	10,904	—

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

At August 31, 2020, the following Funds had capital loss carryforwards on a tax basis of:

	Unlimited ST	Unlimited LT	Annual Limitation
Direxion Monthly High Yield Bull 1.2X Fund	$(12,513,050)	$(7,913,123)	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	(3,426,060)	—	926
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	(3,355,533)	—	2,231
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	(5,098,290)	(3,210,465)	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	—	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	(51,582,195)	—	—
Direxion Monthly Small Cap Bull 2X Fund	(7,210,133)	—	—
Direxion Monthly Small Cap Bear 2X Fund	(39,794,303)	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	(20,527,412)	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	(20,318,831)	(26,635,803)	—
Capital Loss Utilized:
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	926
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	1,285,852
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	601,204
Direxion Monthly Small Cap Bear 2X Fund	2,682,046

In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating

DIREXION SEMI-ANNUAL REPORT

to uncertain income tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 28, 2021, open Federal and state income tax years include the tax years ended August 31, 2018 through August 31, 2020. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

The table below presents each Fund's investment transactions during the six months ended February 28, 2021. Purchases represent the aggregate purchases of investments excluding short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from short-term investments, swaps and futures contracts.

Funds	Purchases	Sales
Direxion Monthly High Yield Bull 1.2X Fund	$378,929,307	$386,478,527
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	154,892	—
Direxion Monthly S&P 500® Bull 2X Fund	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	—
Direxion Monthly Small Cap Bull 2X Fund	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 28, 2021.

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at the annual rate of 0.75%.

Management Services Agreement: The Funds have entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Funds pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

DIREXION SEMI-ANNUAL REPORT

Operating Expense Limitation Agreement: Each Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to cap all or a portion of the expenses for each Fund based on the annual rates listed below applied to each Fund's average daily net assets.

Direxion Monthly High Yield Bull 1.2X Fund	1.35%
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	1.15%
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	1.15%
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	1.10%
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	1.10%
Direxion Monthly NASDAQ-100® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bull 2X Fund	1.35%
Direxion Monthly S&P 500® Bear 2X Fund	1.35%
Direxion Monthly Small Cap Bull 2X Fund	1.35%
Direxion Monthly Small Cap Bear 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	1.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	1.35%
Direxion Monthly Emerging Markets Bull 2X Fund	1.35%

Any expense cap is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
Funds	Expenses Recouped	Expenses Reimbursed	August 31, 2021	August 31, 2022	August 31, 2023	February 28, 2024	Recoupment Amount
Direxion Monthly High Yield Bull 1.2X Fund	$5,941	$4,688	$—	$—	$47,226	$4,688	$51,914
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	36,665	57,200	92,987	68,362	36,665	255,214
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	16,704	13,490	38,074	36,734	16,704	105,002
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	34,953	80,150	117,634	86,596	34,953	319,333
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	28,418	48,126	77,288	60,263	28,418	214,095
Direxion Monthly NASDAQ-100® Bull 2X Fund	17,410	4,997	—	8,201	127,057	4,997	140,255
Direxion Monthly S&P 500® Bull 2X Fund	3,834	4,657	—	25,355	65,756	4,657	95,768
Direxion Monthly S&P 500® Bear 2X Fund	—	26,877	24,767	49,487	49,489	26,877	150,620
Direxion Monthly Small Cap Bull 2X Fund	—	19,183	22,313	44,390	39,849	19,183	125,735
Direxion Monthly Small Cap Bear 2X Fund	—	19,755	18,007	42,045	46,068	19,755	125,875
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	21,238	24,245	46,957	79,080	21,238	171,520
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	25,849	30,832	58,223	52,430	25,849	167,334
Direxion Monthly Emerging Markets Bull 2X Fund	—	21,801	35,153	50,544	49,152	21,801	156,650

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 28, 2021 is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.

DIREXION SEMI-ANNUAL REPORT

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the respective Fund's average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds' securities as of February 28, 2021.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$52,369,724	$3,960,000	$9,623,114	$8,640	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	28,273	3,310,000	14,861,620	539,768	(282,802)
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	8,000	158,361	1,027	(2,537)
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	1,590,000	3,633,137	—	(24,956)
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	230,000	938,037	—	(24,847)
Direxion Monthly NASDAQ-100® Bull 2X Fund	43,797,399	105,044,199	252,986,819	14,771,471	(14,050,342)
Direxion Monthly S&P 500® Bull 2X Fund	8,017,170	28,510,000	87,006,491	—	(6,898,232)
Direxion Monthly S&P 500® Bear 2X Fund	—	2,280,000	6,194,418	—	(448,237)
Direxion Monthly Small Cap Bull 2X Fund	1,419,015	6,360,000	18,093,532	—	(1,688,914)
Direxion Monthly Small Cap Bear 2X Fund	—	5,640,000	13,278,956	869,090	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	11,576,000	8,510,000	9,631,196	—	(758,407)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	410,000	1,022,381	66,441	—
Direxion Monthly Emerging Markets Bull 2X Fund	644,760	5,510,000	6,109,641	—	(1,265,838)

For further information regarding each asset class, see each Fund's Schedule of Investments.

*  Total return swap contracts are valued at the unrealized appreciation/(depreciation).

DIREXION SEMI-ANNUAL REPORT

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 28, 2021, the Funds were invested in swap contracts.

At February 28, 2021, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	$8,640	$—	$—	$8,640
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	—	539,768	—	539,768
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	1,027	—	1,027
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	14,771,471	—	14,771,471
Direxion Monthly Small Cap Bear 2X Fund	—	869,090	—	869,090
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	66,441	66,441

1  Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Credit Risk	Equity Risk	Interest Rate Risk	Total
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	$—	$282,802	$—	$282,623
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	2,537	—	2,537
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	—	24,956	24,956
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	—	24,847	24,847
Direxion Monthly NASDAQ-100® Bull 2X Fund	—	14,050,342	—	14,050,342
Direxion Monthly S&P 500® Bull 2X Fund	—	6,898,232	—	6,898,232
Direxion Monthly S&P 500® Bear 2X Fund	—	448,237	—	448,237
Direxion Monthly Small Cap Bull 2X Fund	—	1,688,914	—	1,688,914
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	758,407	758,407
Direxion Monthly Emerging Markets Bull 2X Fund	—	1,265,838	—	1,265,838

2  Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the six months ended February 28, 2021, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]			Net Unrealized Appreciation (Depreciation)[2]
Fund		Credit Risk	Equity Risk	Interest Rate Risk	Credit Risk	Equity Risk	Interest Rate Risk
Direxion Monthly High Yield Bull 1.2X Fund	Swap Contracts	$1,038,404	$—	$—	$(86,627)	$—	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Swap Contracts	—	3,461,052	—	—	(646,004)	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Swap Contracts	—	(69,129)	—	—	46,216	—
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	Swap Contracts	—	—	(710,220)	—	—	225,036
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Swap Contracts	—	—	115,875	—	—	(42,935)
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap Contracts	—	214,578,072	—	—	(181,843,063)	—
Direxion Monthly S&P 500® Bull 2X Fund	Swap Contracts	—	24,354,539	—	—	(7,968,775)	—
Direxion Monthly S&P 500® Bear 2X Fund	Swap Contracts	—	(1,691,620)	—	—	(321,971)	—
Direxion Monthly Small Cap Bull 2X Fund	Swap Contracts	—	10,785,672	—	—	(1,378,318)	—
Direxion Monthly Small Cap Bear 2X Fund	Swap Contracts	—	(4,814,072)	—	—	806,434	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap Contracts	—	—	(1,963,085)	—	—	(558,220)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap Contracts	—	—	74,211	—	—	56,920
Direxion Monthly Emerging Markets Bull 2X Fund	Swap Contracts	—	4,409,578	—	—	(1,282,804)	—

1  Statements of Operations location: Net realized gain (loss) on swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.

For the six months ended February 28, 2021, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly High Yield Bull 1.2X Fund	$30,911,330	$—
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	19,278,116	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	247,062

DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	$7,037,738	$—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	3,325,300
Direxion Monthly NASDAQ-100® Bull 2X Fund	686,141,218	—
Direxion Monthly S&P 500® Bull 2X Fund	200,752,865	—
Direxion Monthly S&P 500® Bear 2X Fund	—	16,658,852
Direxion Monthly Small Cap Bull 2X Fund	34,675,649	—
Direxion Monthly Small Cap Bear 2X Fund	—	20,554,790
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	60,883,029	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	2,984,179
Direxion Monthly Emerging Markets Bull 2X Fund	16,862,924	—

The Funds utilize this volume of derivatives to obtain leverage to meet the investment objectives of 120%, 125%, -125%, 135%, -135% 200%, and -200% calendar month performance of their respective indices.

7.  MARKET DISRUPTION RISK

Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund's ability to sell securities and obtain short exposure to securities, and the Fund's sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund's returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including shares of ETFs) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund's ability to track its Index is likely to be adversely affected. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Fund's Index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

8.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0490 per share with a record date of March 15, 2021 and ex-date and payable date of March 16, 2021.

The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution in the amount of $0.0250 per share with a record date of April 15, 2021 and ex-date and payable date of April 16, 2021.

The Board of Trustees of the Trust has determined, upon the recommendation of the Adviser, that it is in the best interests of each Fund and its shareholders to liquidate and terminate the Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and Direxion Monthly 25+ Year Treasury Bear 1.35X Fund ("Liquidating Funds)". The Liquidating Funds were closed to new investments as of the close of regular trading on the New York Stock Exchange on April 27, 2021. Each of the Liquidating

DIREXION SEMI-ANNUAL REPORT

Fund's assets will be converted to cash or cash equivalents and, as a result, each of the Liquidating Funds will no longer pursue its stated investment objectives after the close of trading on May 4, 2021 in order to pursue an orderly liquidation. The Liquidating Funds will be liquidated on May 11, 2021 (the "Liquidation Date"). After the Liquidation Date, any shareholder who has not redeemed shares of the Fund, or exchanged them for shares of other investment series of the Trust, prior to the Liquidation Date will receive a payment representing the shareholder's proportionate interest in the net assets of the Fund as of the Liquidation Date.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Board Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Funds (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 24, 2020 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2019 through October 31, 2020 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the Report Period, even in light of the unprecedented market volatility in March and April 2020 due to the COVID-19 pandemic;

•  There was one material change to the Liquidity Program during the Report Period to adjust certain liquidity parameters in response to increased redemptions in the Hilton Tactical Income Fund; and

•  The Liquidity Program operated adequately during the Report Period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 52	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	92	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	92	None.
Jacob C. Gaffey Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	92	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 74 of the 78 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Henry W. Mulholland Age: 57	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	92	None.
Kathleen M. Berkery(3) Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Rynkar, Vail & Barrett, LLC, since 2018 as Manager – Trusts & Estates; Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017 as Financial Advisor	92	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 74 of the 78 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

(3)  Ms. Berkery was elected as a Trustee on November 26, 2019.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 52	President	One Year; Since 2018	President, Rafferty Asset Management, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 47	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC.	N/A	N/A
Angela Brickl Age: 44	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011	General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 74 of the 78 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 28, 2021

1301 Avenue of the Americas (6th Ave.), 28th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 28th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds' Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Hilton Tactical Income Fund

FEBRUARY 28, 2021

TICKERS:

INVESTOR CLASS - HCYAX | INSTITUTIONAL CLASS - HCYIX

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Table of Contents

Letter to Shareholders	4
Expense Example	7
Allocation of Portfolio Holdings	8
Schedule of Investments	9
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	15
Supplemental Information	21
Board Review of Liquidity Risk Management Program	22
Trustees and Officers	23

You can find the Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from your financial intermediary such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to continue receive paper copies of shareholder reports through the mail or to otherwise change your delivery method, contact your financial intermediary or follow the instructions included with this disclosure. Your election to receive shareholder reports in paper will apply to all funds that you hold through the financial intermediary. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•  Receive email notifications when your most recent shareholder communications are available for review.

•  Access prospectuses, annual reports and semi-annual reports online.

It's easy to enroll:

1.  Visit www.direxioninvestments.com/edelivery

2.  Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

Letter to Shareholders (Unaudited)

Dear Shareholders,

This Semi-Annual Report is for the Hilton Tactical Income Fund (the "Fund") and covers the period from September 1, 2020 to February 28, 2021 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as adviser to the Fund (the "Adviser") and Hilton Capital Management, LLC serves as the Fund's subadviser (the "Subadviser"). The Fund offers an Institutional Class and Investor Class.

Fund & Market Commentary:

The Institutional Class posted a return of 4.58% and the Investor Class 4.46% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and 40% S&P 500® Index, returned 3.52% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 28, 2021 was 1.76% and 1.51% for the Institutional Class and Investor Class, respectively.

During the Semi-Annual period, the Fund tactically made many adjustments. The overall cash position did not change much, going from 3.2% to 4.4%. We continued a recent trend and increased the equity portion of the portfolio from 48.2% to 57.8%. Conversely the fixed income portion of the portfolio decreased from 48.6% to 37.8%. In the fixed income portion of the portfolio, our exposure to preferred stock, at 10.4%, was the best contributor to performance, while our exposure to emerging market debt, at 2.5%, was the biggest detractor. In equities, our positions in Caterpillar, Comcast and Norfolk Southern were the greatest contributors to performance, with Booz Allen Hamilton, Walmart and Apple being the largest detractors.

The Semi-Annual period saw a continuation of the market and economic recovery from the depths of the COVID-19 induced selloff and economic shutdown. The actions of the Federal Reserve, and multiple rounds of government stimulus, achieved the goal of reflating the markets. Those actions, coupled with the introduction of several vaccines, has gotten us to the point where we can see the light at the end of the virus tunnel. The second and third quarters of 2021 should prove to be the greatest GDP growth periods in U.S. history. A theory we will be comparing to some of the most severe GDP contractions in history. Corporate earnings should also compare very favorably. Through the end of the Semi-Annual Period, interest rates have just begun to rise. The yield on the 10-Year Treasury doubled from 70bps to 140bps, which in absolute terms is a large move, but on historical terms at 1.4%, is still well below the historical average. The rise is attributed to a strengthening economy, and fears of upcoming inflation, due to the amount of money that has been injected into the system. Time will tell if higher rates cut off the run we have had in the equity markets and stifle future growth with higher capital costs, but most corporations have used the lower rates to strengthen their balance sheets at most favorable terms. The Hilton Tactical Income Fund is well positioned to take advantage, yet remains nimble to pivot if need be. Thank you for your investment and continued support of our investment process.

Principal Investment Strategy:

The Hilton Tactical Income Fund primarily seeks income, with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund employs a disciplined approach to balancing fixed income investments, with historically higher income producing equity investments, focusing on minimizing absolute risk and volatility. The Subadviser generally seeks to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation but may also invest in options to attempt to attempt to hedge volatility and portfolio risks. The securities in which the Fund may invest include domestic and foreign, including emerging markets, common and preferred stocks of any market capitalization, closed-end funds and exchanged traded-funds ("ETFs"), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchanged-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

DIREXION SEMI-ANNUAL REPORT
4

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs. REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. For the Fund's equity portfolio, the Subadviser reviews a broad array of possible income-producing investments and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two-tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate-term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality). The Fund may invest in fixed income securities of any duration and may include foreign bonds that meet the Subadviser's investment criteria. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Subadviser make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) cash flow flexibility. Taking a temporary defensive position may result in the Fund not achieving its investment objective.

As always, we thank you for using the Hilton Tactical Income Fund and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

DIREXION SEMI-ANNUAL REPORT
5

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit www.direxion.com or call 1.800.851.0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. To obtain a prospectus or summary prospectus, please contact the Direxion Funds at 1.800.851.0511 or visit www.direxion.com. The Fund's prospectus or summary prospectus should be read carefully before investing.

Risks of the Fund – Mutual fund investing involves risk. Principal loss is possible.

The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and ADR's which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund is also subject to Market Disruption Risk.

Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The fund may invest in MLP's which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership. There is always the risk that an MLP will fail to qualify for favorable tax treatments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the funds invest in ETFs and ETN's, they are subject to additional risks that do not apply to conventional mutual funds. ETF risk includes the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risk includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities' markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt. Please read the prospectus for a more complete description of these and other risks of the Fund.

Index Descriptions – Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

The Bloomberg Barclays Intermediate US Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the Bloomberg Barclays US Aggregate Bond Index with less than 10 years to maturity. The index includes investment grade, US dollar-denominated, fixed-rate treasuries, government-related and corporate securities.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT
6

Expense Example (Unaudited)

February 28, 2021

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table (Unaudited)

February 28, 2021

	Annualized Expense Ratio	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period*
Hilton Tactical Income Fund Institutional Class
Based on actual fund return	0.87%	$1,000.00	$1,045.80	$4.41
Based on hypothetical 5% return	0.87%	1,000.00	1,020.48	4.36
Hilton Tactical Income Fund Investor Class
Based on actual fund return	1.12%	1,000.00	1,044.60	5.68
Based on hypothetical 5% return	1.12%	1,000.00	1,019.24	5.61

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days (the number of days in the period of September 1, 2020 to February 28, 2021), then divided by 365.

DIREXION SEMI-ANNUAL REPORT
7

Allocation of Portfolio Holdings (Unaudited)

February 28, 2021

	Common Stock	Investment Companies	Corporate Bonds	Preferred Stocks	Cash*	Total
Hilton Tactical Income Fund	50%	28%	13%	5%	4%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
8

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares/ Principal		Fair Value
COMMON STOCKS - 50.2%
Automobiles - 1.1%
148,190	Porsche Automobil Holding SE (Germany)	$1,185,520
Banks - 4.3%
15,180	JPMorgan Chase & Co.	2,234,041
45,680	U.S. Bancorp	2,284,000
		4,518,041
Beverages - 1.0%
8,020	PepsiCo, Inc.	1,036,104
Capital Markets - 2.6%
17,155	Houlihan Lokey, Inc.	1,090,372
10,920	Intercontinental Exchange, Inc.	1,204,585
22,300	StoneCastle Financial Corp.	454,920
		2,749,877
Commercial Services & Supplies - 1.8%
20,670	Republic Services, Inc.	1,841,490
Electric Utilities - 1.0%
13,525	NextEra Energy, Inc.	993,817
Entertainment - 2.9%
14,300	Nintendo Co., Ltd. (Japan) (a)	1,102,816
10,085	The Walt Disney Company (a)	1,906,468
		3,009,284
Equity REITs - 1.3%
8,420	Crown Castle International Corp.	1,311,415
Food & Staples Retailing - 1.9%
15,380	Wal-Mart Stores, Inc.	1,998,170
Insurance - 0.5%
9,805	HCI Group, Inc.	567,415
IT Services - 6.2%
6,030	Accenture PLC (Ireland)	1,512,927
27,150	Booz Allen Hamilton Holding Corp.	2,094,351
12,240	Thomson Reuters Corp. (Canada)	1,063,534
8,110	Visa, Inc.	1,722,483
		6,393,295
Machinery - 2.2%
10,885	Caterpillar, Inc.	2,349,854
Media - 2.1%
42,225	Comcast Corp.	2,226,102
Metals & Mining - 1.7%
13,695	Reliance Steel & Aluminum Co.	1,810,479
Mortgage REITs - 3.4%
70,555	AGNC Investment Corp.	1,130,996
139,525	Annaly Capital Management, Inc.	1,159,453
54,090	Starwood Property Trust, Inc.	1,234,875
		3,525,324
Multiline Retail - 1.4%
7,935	Dollar General Corp.	1,499,636
Oil, Gas & Consumable Fuels - 1.1%
11,815	Chevron Corp.	1,181,500
Road & Rail - 2.0%
8,325	Norfolk Southern Corp.	2,098,399
Shares/ Principal		Fair Value
Semiconductors & Semiconductor Equipment - 5.2%
15,045	Analog Devices, Inc.	$2,344,312
18,420	Applied Materials, Inc.	2,177,060
6,125	Texas Instruments, Inc.	1,055,153
		5,576,525
Software - 3.0%
13,325	Microsoft Corp.	3,096,464
Specialty Retail - 1.5%
23,840	The TJX Companies, Inc.	1,573,201
Technology Hardware, Storage & Peripherals - 2.0%
17,105	Apple, Inc.	2,074,152
	TOTAL COMMON STOCKS (Cost $43,229,998)	$52,616,064
INVESTMENT COMPANIES - 27.7%
44,625	Communication Services Select Sector SPDR Fund	$3,193,811
50,290	Energy Select Sector SPDR Fund	2,421,464
32,660	Fidelity MSCI Consumer Discretionary Index ETF	2,395,611
253,340	Invesco Senior Loan ETF	5,624,148
187,914	iShares Preferred & Income Securities ETF	7,022,346
233,695	Quadratic Interest Rate Volatility and Inflation ETF	6,679,003
20,630	Vanguard Short-Term Corporate Bond ETF	1,707,339
	TOTAL INVESTMENT COMPANIES (Cost $27,744,411)	$29,043,722
CORPORATE BONDS - 12.6%
Aerospace & Defense - 0.9%
	General Dynamics Corp.
900,000	3.25%, 04/01/2025	$977,819
Biotechnology - 1.6%
	AbbVie, Inc.
1,085,000	2.90%, 11/06/2022	1,130,094
	Amgen, Inc.
500,000	2.60%, 08/19/2026	530,930
		1,661,024
Capital Markets - 2.3%
	B Riley Financial, Inc.
12,545	6.50%, 09/30/2026	321,654
	Fidus Investment Corp.
4,250	6.00%, 02/15/2024	107,950
	Gladstone Capital Corp.
19,345	5.38%, 11/01/2024	493,298
	Hercules Capital, Inc.
20,200	5.25%, 04/30/2025	512,070
	Saratoga Investment Corp.
20,065	6.25%, 08/31/2025	511,655
	TriplePoint Venture Growth BDC Corp.
19,635	5.75%, 07/15/2022	498,631
		2,445,258

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
9

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

February 28, 2021

Shares/ Principal		Fair Value
Chemicals - 0.5%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	$488,322
Communications Equipment - 0.9%
	Cisco Systems, Inc.
885,000	3.63%, 03/04/2024	969,836
Food & Staples Retailing - 1.1%
	Walmart, Inc.
1,100,000	3.40%, 06/26/2023	1,175,109
Interactive Media & Services - 0.4%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	434,776
Pharmaceuticals - 1.0%
	GlaxoSmithKline Capital PLC (United Kingdom)
970,000	2.85%, 05/08/2022	999,712
Semiconductors & Semiconductor Equipment - 1.0%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,065,859
Software - 2.9%
	Microsoft Corp.
1,000,000	3.63%, 12/15/2023	1,083,105
	Oracle Corp.
680,000	2.50%, 10/15/2022	704,663
	salesforce.com, Inc.
1,165,000	3.25%, 04/11/2023	1,233,441
		3,021,209
	TOTAL CORPORATE BONDS (Cost $12,764,453)	$13,238,924
PREFERRED STOCKS - 5.0%
Banks - 1.0%
	Pinnacle Financial Partners, Inc.
18,865	6.75%, 09/01/2025	$506,148
	Signature Bank
4,000	5.00%, 12/31/2025	99,400
	Wintrust Financial Corp.
18,505	6.88%, 7/15/2025	508,887
		1,114,435
Shares/ Principal		Fair Value
Capital Markets - 2.6%
	Ares Management Corp.
20,000	7.00%, 06/30/2021	$516,000
	Atlantic Union Bankshares Corp.
19,000	6.88%, 09/01/2025	507,300
	Gladstone Investment Corp.
12,700	5.00%, 05/01/2026	317,500
	Gladstone Investment Corp.
19,080	6.38%, 08/31/2025	486,540
	Oaktree Capital Group LLC
14,000	6.63%, 06/15/2023	366,520
	WesBanco, Inc.
18,585	6.75%, 11/15/2025	504,583
		2,698,443
Equity REITs - 0.4%
	Gladstone Commercial Corp.
16,260	6.63%, 10/31/2024	417,069
Insurance - 0.5%
	Argo Group International Holdings, Ltd.
19,450	7.00%, 09/15/2025	509,396
Mortgage REITs - 0.5%
	AGNC Investment Corp.
21,930	6.13%, 4/15/2025	513,381
	TOTAL PREFERRED STOCKS (Cost $5,030,691)	$5,252,724
	TOTAL INVESTMENTS - 95.5% (Cost $88,769,553)	$100,151,434
	Other Assets in Excess of Liabilities - 4.5%	4,724,188
	TOTAL NET ASSETS - 100.0%	$104,875,622

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Statement of Assets and Liabilities (Unaudited)

February 28, 2021

Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$100,151,434
Cash	6,272,885
Receivable for Fund shares sold	182,105
Investment securities sold	3,140,660
Dividends, interest and reclaims receivable	198,823
Prepaid expenses and other assets	20,018
Total Assets	109,965,925
Liabilities:
Fund shares redeemed	58,687
Payable for investment securities purchased	4,928,473
Due to Adviser, net (Note 4)	47,116
Accrued distribution expenses	1,388
Accrued expenses and other liabilities	54,639
Total Liabilities	5,090,303
Net Assets	$104,875,622
Net Assets Consist of:
Capital stock	$101,471,965
Total distributable earnings	3,403,657
Net Assets	$104,875,622
Cost of Investments	$88,769,553
Calculation of Net Asset Value Per Share:
Institutional Class Shares:
Net assets	$87,955,140
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,251,928
Net asset value, redemption price and offering price per share	$16.75
Investor Class Shares:
Net assets	$16,920,482
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,012,061
Net asset value, redemption price and offering price per share	$16.72

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Operations (Unaudited)

For the Six Months Ended February 28, 2021

Hilton Tactical Income Fund
Investment Income:
Dividend income (net of withholding tax of $1,111)	$1,259,070
Interest income	145,714
Total investment income	1,404,784
Expenses:
Investment advisory fees (Note 4)	395,665
Accounting fees	53,263
Professional fees	28,892
State registration fees	18,586
Distribution expenses – Investor Class (Note 4)	17,530
Management service fees (Note 4)	12,573
Reports to shareholders	11,319
Trustees' fees	10,040
Administration fees	7,070
Insurance fees	4,230
Other	8,442
Total expenses	567,610
Less: Reimbursement of expenses from Adviser (Note 4)	(114,347)
Net expenses	453,263
Net investment income	951,521
Realized and unrealized gain on investments:
Net realized gain on:
Investments	2,911,451
2,911,451
Change in net unrealized appreciation on:
Investments	556,449
556,449
Net realized and unrealized gain	3,467,900
Net increase in net assets resulting from operations	$4,419,421

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Changes in Net Assets

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Increase (decrease) in net assets from:
Operations:
Net investment income	$951,521	$3,170,517
Net realized gain (loss)	2,911,451	(10,713,382)
Capital gain distributions from regulated investment companies	—	37,378
Change in net unrealized appreciation (depreciation)	556,449	(2,547,372)
Net increase (decrease) in net assets resulting from operations	4,419,421	(10,052,859)
Distributions to shareholders:
Net distributions to shareholders
Institutional Class Shares	(1,356,394)	(1,931,438)
Investor Class Shares	(199,987)	(228,922)
Return of capital
Institutional Class Shares	—	(2,170,643)
Investor Class Shares	—	(257,273)
Total distributions to shareholders	(1,556,381)	(4,588,276)
Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	874,404	(26,711,499)
Total increase (decrease) in net assets	3,737,444	(41,352,634)
Net assets:
Beginning of year/period	101,138,178	142,490,812
End of year/period	$104,875,622	$101,138,178

(a)  Summary of capital share transactions is as follows:

	Hilton Tactical Income Fund
	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020
	Shares	Value	Shares	Value
Shares sold
Institutional Class Shares	861,587	$14,150,972	2,962,370	$49,788,048
Investor Class Shares	250,876	4,173,511	479,617	7,631,525
Shares issued in reinvestment of distributions
Institutional Class Shares	77,762	1,263,884	227,843	3,757,493
Investor Class Shares	11,554	187,577	27,004	440,213
Shares redeemed
Institutional Class Shares	(1,089,938)	(17,822,166)	(5,028,633)	(78,057,559)
Investor Class Shares	(65,790)	(1,079,374)	(637,000)	(10,271,219)
Net increase (decrease)	46,051	$874,404	(1,968,799)	$(26,711,499)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Financial Highlights

February 28, 2021

														RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund		Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses[4]	Net Investment Income (Loss) after Expense Reimbursement	Portfolio Turnover Rate[5]
Hilton Tactical Income Fund
Institutional Class Shares
Six Months Ended February 28, 2021 (Unaudited)	$16.27	$0.16	$0.58	$0.74	$(0.26)	$—	$—	$(0.26)	$	—[6]	$16.75	4.58%	$87,955	1.10%	0.87%	1.94%	71%
Year ended August 31, 2020	17.41	0.40	(0.97)	(0.57)	(0.27)	—	(0.30)	(0.57)		—[6]	16.27	-3.26%	87,894	1.18%	0.93%	2.40%	101%
Year ended August 31, 2019	16.95	0.46	0.66	1.12	(0.47)	(0.19)	—	(0.66)		—[6]	17.41	6.92%	126,052	1.26%	0.98%	2.74%	63%
Year ended August 31, 2018	16.22	0.44	0.79	1.23	(0.50)	—	—	(0.50)		—[6]	16.95	7.73%	99,807	1.26%	1.00%	2.65%	64%
Year ended August 31, 2017	15.75	0.46	0.53	0.99	(0.49)	—	(0.03)	(0.52)		—[6]	16.22	6.39%	98,451	1.05%	1.05%	2.85%	61%
Year ended August 31, 2016	15.02	0.41	0.99	1.40	(0.46)	—	(0.21)	(0.67)		—[6]	15.75	9.60%	59,771	1.05%	1.05%	2.70%	84%
Investor Class Shares
Six Months Ended February 28, 2021 (Unaudited)	16.24	0.14	0.58	0.72	(0.24)	—	—	(0.24)		—[6]	16.72	4.46%	16,920	1.35%	1.12%	1.67%	71%
Year ended August 31, 2020	17.38	0.34	(0.95)	(0.61)	(0.25)	—	(0.28)	(0.53)		—[6]	16.24	-3.49%	13,244	1.42%	1.18%	2.06%	101%
Year ended August 31, 2019	16.93	0.41	0.66	1.07	(0.43)	(0.19)	—	(0.62)		—	17.38	6.61%	16,439	1.51%	1.23%	2.44%	63%
June 30, 2018[7] to August 31, 2018	16.51	0.05	0.41	0.46	(0.04)	—	—	(0.04)		—	16.93	2.78%	8,300	1.58%	1.23%	1.84%	64%
September 1, 2017 to June 29, 2018[7]	16.20	0.35	0.39	0.74	(0.43)	—	—	(0.43)		—	16.51	4.57%	5,415	1.49%	1.26%	2.53%	64%
Year ended August 31, 2017[8]	15.73	0.42	0.53	0.95	(0.45)	—	(0.03)	(0.48)		—[6]	16.20	6.14%	5,016	1.30%	1.30%	2.60%	61%
Year ended August 31, 2016[8]	15.00	0.37	0.99	1.36	(0.43)	—	(0.20)	(0.63)		—	15.73	9.32%	1,790	1.30%	1.30%	2.45%	84%

1  Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year/period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Net expenses include effects of any reimbursement.

5  Portfolio turnover rate is not annualized and is calculated without regard to short-term securities have a maturity of less than one year.

6  Amount is less than $0.005.

7  Class A Shares were redesignated as Investor Class Shares on June 30, 2018.

8  For the period from June 1, 2015 to June 29, 2018, this share class was referred to Class A Shares.

The accompanying notes are an integral part of these financial statements.

14

Direxion Funds

Notes to the Financial Statements (Unaudited)

February 28, 2021

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 14 series, of which one is included in this report: the Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of the Trust pursuant to the 1940 Act. The Fund was formerly known as the Hilton Yield Plus Fund (the "Predecessor Fund") and was formerly a series of the Managed Portfolio Series Trust, which commenced operations on September 16, 2013. On December 5, 2014, substantially all of the assets of the Predecessor Fund, were transferred to the Fund in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the "Reorganization"). Hilton Capital Management, LLC ("Hilton") previously served as the investment adviser to the Predecessor Fund. After the Reorganization, Rafferty Asset Management, LLC serves as the Fund's investment adviser (the "Adviser") and Hilton serves as the Fund's subadviser ("Subadviser"). On June 30, 2018, the Fund redesignated all of the Fund's outstanding Class A shares as Investor Class shares and converted all of the Fund's outstanding Class C shares to Investor Class shares. This conversion and redesignation were tax-free events for shareholders. As a result after this conversion and redesignation, the Fund currently offers Investor Class and Institutional Class shares. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITS"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications ("ASC") 946, Financial Services Investment Companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

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b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Foreign Currency – Certain assets, such as receivables for foreign dividends and foreign tax reclaims, denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Foreign dividend income denominated in foreign currencies is translated into U.S. Dollar amounts on the respective dates of such transactions. Realized gains or losses on foreign currency exchange are presented on the Statement of Operations as realized gain or loss on foreign currency and arise from the difference between the amounts of foreign dividends recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign currency exchange gains and losses are presented on the Statement of Operations as unrealized appreciation or deprecation on foreign receivables and arise from changes in the value of foreign tax reclaim receivables resulting from changes in the exchange rate.

f) Risks of Investing in Foreign Securities – Investment in foreign securities involve greater risk than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 28, 2021 and year ended August 31, 2020, were as follows:

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Distributions paid from:
Ordinary Income	$1,556,381	$2,160,360
Long-Term Capital Gains	—	—
Return of Capital	—	2,427,916
Total Distributions paid	$1,556,381	$4,588,276

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The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2020. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2020, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Net unrealized appreciation/(depreciation)	$10,792,118
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(10,251,501)
Total accumulated earnings/(losses)	$540,617

The difference between book cost of investments and tax cost of investments is attributable primarily to return of capital distributions from common stock and the tax deferral of losses on wash sales.

The cost basis for investments for federal income tax purposes as of February 28, 2021 was as follows:

Tax cost of investments	$88,769,553
Gross unrealized appreciation	11,561,113
Gross unrealized depreciation	(179,232)
Net unrealized appreciation/(depreciation)	$11,381,881

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2020. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2020. For the year ended August 31, 2020, the Fund deferred no qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2020, the Fund had short-term and long-term capital loss carryforwards on a tax basis of $6,729,921 and $3,521,580, respectively.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During this period, the Fund did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2020, open Federal and state income tax years include the tax years ended August 31, 2017 through August 31, 2020. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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3.  INVESTMENT TRANSACTIONS

During the six months ended February 28, 2021, the aggregate purchases and sales of investments (excluding short-term investments) in the Fund were $67,030,352 and $67,448,302, respectively. There were no investments in long-term U.S. Government securities during the six months ended February 28, 2021.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.79%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Management Services Agreement: The Fund has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Fund pays the Adviser a management service fees of 0.026% on the first $10,000,000,000 of the Fund's daily net assets and 0.024% on assets in excess of $10,000,000,000.

Operating Expense Limitation Agreement: The Fund is responsible for its own operating expenses. Under the Operating Expense Limitation Agreement the Adviser has contractually agreed to cap all or a portion of the expenses for each Share Class based on an annual rate of 1.12% for Investor Class Shares and 0.87% for Institutional Class Shares applied to the Fund's average daily net assets.

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupments by the Adviser.

		Potential Recoupment Amounts Expiring:				Total Potential
Expenses Recouped	Expenses Reimbursed	August 31, 2021	August 31, 2022	August 31, 2023	February 28, 2024	Recoupment Amount
$—	$114,347	$153,741	$326,237	$375,561	$114,347	$969,886

The net amount payable arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of February 28, 2021 is presented on the Statement of Assets and Liabilities as Due to Adviser, net.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Investor Class shares of the Fund currently pays 0.25% of its average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

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18

and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,616,064	$—	$—	$52,616,064
Investment Companies	29,043,722	—	—	29,043,722
Corporate Bonds	—	13,238,924	—	13,238,924
Preferred Stocks	4,935,224	317,500	—	5,252,724

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

6.  MARKET DISRUPTION RISK

Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund's ability to sell securities and the Fund's sales may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including shares of ETFs) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

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7.  RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has assessed these changes and concluded these changes do not have a material impact on the Fund's financial statements.

8.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.

The Fund paid an income distribution to the Investor Class in the amount of $0.0376 per share, and to the Institutional Class in the amount of $0.0410 per share, with a record date of February 26, 2021 and ex-date and payable date of March 1, 2021.

The Fund paid an income distribution to the Investor Class in the amount of $0.0376 per share, and to the Institutional Class in the amount of $0.0410 per share, with a record date of March 31, 2021 and ex-date and payable date of April 1, 2021.

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Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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21

Direxion Funds

Board Review of Liquidity Risk Management Program

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Direxion Funds (the "Trust"), on behalf of each series of the Trust (the "Funds"), established a liquidity risk management program (the "Liquidity Program") to assess and manage each Fund's liquidity risk, which is the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors' interests in the Fund.

At its November 24, 2020 meeting, the Board of Trustees (the "Board") of the Trust reviewed the Liquidity Program. The Board has appointed Rafferty Asset Management, LLC, the investment advisor to the Funds, as the Liquidity Program administrator. At the meeting, Rafferty Asset Management, LLC provided the Board with a written report that addressed the operation of the Funds' Liquidity Program and assessed the adequacy and effectiveness of the implementation of the Liquidity Program (the "Report"). The Report covered the period from November 1, 2019 through October 31, 2020 (the "Report Period"). The Report noted the following:

•  The Liquidity Program supported each Fund's ability to meet redemption requests timely;

•  The Liquidity Program supported Rafferty Asset Management, LLC's management of each Fund's liquidity, including during periods of market volatility and net redemptions;

•  No material liquidity issues were identified during the Report Period, even in light of the unprecedented market volatility in March and April 2020 due to the COVID-19 pandemic;

•  There was one material change to the Liquidity Program during the Report Period to adjust certain liquidity parameters in response to increased redemptions in the Hilton Tactical Income Fund; and

•  The Liquidity Program operated adequately during the Report Period.

The Report also described the Liquidity Program's liquidity classification methodology for categorizing a Fund's investment (including derivative transactions) into one of four liquidity buckets as required by the Liquidity Rule. The Report stated that the Liquidity Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks.

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22

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 52	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019; Direxion Advisors, LLC, November 2017 – January 2019.	92	None.

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 51	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	92	None.
Jacob C. Gaffey Age: 73	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	92	None.

(1)  Mr. O'Neill is affiliated with Rafferty and Direxion. Mr. O'Neill owns a beneficial interest in Rafferty.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 74 of the 78 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
23

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Henry W. Mulholland Age: 57	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Grove Hill Partners LLC, since 2016 as Managing Partner; Bank of America Merrill Lynch, 1990 – 2015, most recently as Managing Director and Head of Equities for Americas.	92	None.
Kathleen M. Berkery(3) Age: 53	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Rynkar, Vail & Barrett, LLC, since 2018 as Manager – Trusts & Estates; Lee, Nolan & Koroghlian Life Planning Group, 2010 – 2017 as Financial Advisor	92	None.

(2)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 74 of the 78 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

(3)  Ms. Berkery was elected as a Trustee on November 26, 2019.

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24

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 28th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(1)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Robert D. Nestor Age: 52	President	One Year; Since 2018	President, Rafferty Asset Management, LLC, since April 2018; Blackrock, Inc. (May 2007 – April 2018), most recently as Managing Director.	N/A	N/A
Patrick J. Rudnick Age: 47	Principal Executive Officer Principal Financial Officer	One Year; Since 2018 One Year; Since 2010	Senior Vice President, since March 2013, Rafferty Asset Management, LLC.	N/A	N/A
Angela Brickl Age: 44	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011	General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	N/A	N/A

(1)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 74 of the 78 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 14 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

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26

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
28th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
220 South Sixth Street
Minneapolis, MN 55402

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund's Part F of Form N-PORT (and Form N-Q prior to February 28, 2019) is available on the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 28th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

(b)  Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title		/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	5/7/2021

By (Signature and Title)*		/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	5/7/2021

* Print the name and title of each signing officer under his or her signature.